UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2023
MFS®  Utilities Fund
MMU-SEM

MFS® Utilities Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
NextEra Energy, Inc.	11.7%
PG&E Corp.	6.6%
Dominion Energy, Inc.	5.2%
Southern Co.	5.0%
Sempra Energy	4.7%
DTE Energy Co.	3.8%
Edison International	3.6%
RWE AG	3.6%
EDP Renovaveis S.A.	3.4%
PPL Corp.	3.3%
Top five industries
Utilities - Electric Power	83.2%
Telecommunications - Wireless	6.4%
Energy - Renewables	6.0%
Natural Gas - Distribution	1.9%
Utilities - Water	1.3%
Issuer country weightings (x)
United States	71.2%
Germany	5.9%
Spain	5.1%
Portugal	4.8%
United Kingdom	4.5%
Italy	2.6%
France	1.3%
Brazil	1.1%
Canada	1.0%
Other Countries	2.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.03%	$1,000.00	$1,082.92	$5.32
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
B	Actual	1.77%	$1,000.00	$1,079.45	$9.13
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
C	Actual	1.77%	$1,000.00	$1,079.14	$9.12
	Hypothetical (h)	1.77%	$1,000.00	$1,016.02	$8.85
I	Actual	0.77%	$1,000.00	$1,084.26	$3.98
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R1	Actual	1.78%	$1,000.00	$1,079.33	$9.18
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
R2	Actual	1.28%	$1,000.00	$1,081.89	$6.61
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R3	Actual	1.03%	$1,000.00	$1,082.97	$5.32
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R4	Actual	0.78%	$1,000.00	$1,084.63	$4.03
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R6	Actual	0.68%	$1,000.00	$1,084.75	$3.51
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.03% of tax reclaim recovery expenses.
3

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Energy - Renewables – 6.0%
AES Corp.	2,482,603	$58,738,387
EDP Renovaveis S.A. (a)	4,804,326	106,949,628
Orsted A/S	243,930	21,923,207
		$187,611,222
Natural Gas - Distribution – 1.9%
Atmos Energy Corp.	396,597	$45,267,581
China Resources Gas Group Ltd.	4,478,200	14,165,755
		$59,433,336
Telecommunications - Wireless – 6.4%
Cellnex Telecom S.A.	2,307,383	$97,210,663
Rogers Communications, Inc.	640,399	31,640,631
SBA Communications Corp., REIT	241,163	62,917,015
Vodafone Group PLC	8,289,989	9,965,825
		$201,734,134
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	1,128,630	$16,478,196
Utilities - Electric Power – 83.2%
Alliant Energy Corp.	1,384,887	$76,362,669
Ameren Corp.	1,131,698	100,687,171
American Electric Power Co., Inc.	923,328	85,333,974
CenterPoint Energy, Inc.	1,029,525	31,369,627
CLP Holdings Ltd.	3,491,000	26,018,832
Constellation Energy	900,043	69,663,328
Dominion Energy, Inc.	2,891,364	165,212,539
DTE Energy Co.	1,053,606	118,435,851
E.ON SE	5,620,582	74,350,799
Edison International	1,559,343	114,767,645
Enel S.p.A.	11,837,954	80,861,254
Energias de Portugal S.A.	8,226,319	45,385,133
Energisa S.A., IEU	2,012,500	16,865,652
Entergy Corp.	144,417	15,536,381
Equatorial Energia S.A.	3,330,800	18,257,362
Evergy, Inc.	1,054,093	65,469,716
Exelon Corp.	1,138,894	48,334,661
Iberdrola S.A.	4,982,884	64,645,977
National Grid PLC	4,144,893	59,455,206
NextEra Energy, Inc.	4,826,759	369,874,542
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PG&E Corp. (a)	12,179,453	$208,390,441
Pinnacle West Capital Corp.	564,756	44,310,756
Portland General Electric Co.	779,717	39,469,275
PPL Corp.	3,602,970	103,477,299
Public Service Enterprise Group, Inc.	746,785	47,196,812
RWE AG	2,398,544	112,457,763
Sempra Energy	961,829	149,554,791
Southern Co.	2,139,142	157,333,894
SSE PLC	3,088,582	71,259,685
Xcel Energy, Inc.	586,186	40,980,263
		$2,621,319,298
Utilities - Water – 1.3%
Veolia Environnement S.A.	1,265,304	$40,117,625
Total Common Stocks (Identified Cost, $2,248,211,938)		$3,126,693,811
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $19,371,218)	19,369,797	$19,373,670

Other Assets, Less Liabilities – 0.1%		4,505,799
Net Assets – 100.0%		$3,150,573,280

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,373,670 and $3,126,693,811, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
5

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	3,919,601	USD	4,318,668	JPMorgan Chase Bank N.A.	7/21/2023	$20,025
USD	20,109,375	CAD	26,958,709	HSBC Bank	7/21/2023	179,264
						$199,289
Liability Derivatives
USD	414,136,227	EUR	376,015,716	Morgan Stanley Capital Services, Inc.	7/21/2023	$(2,083,844)
USD	90,811,858	GBP	72,597,059	HSBC Bank	7/21/2023	(568,022)
USD	332,236	GBP	266,976	State Street Bank Corp.	7/21/2023	(3,814)
						$(2,655,680)
At April 30, 2023, the fund had cash collateral of $2,810,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,248,211,938)	$3,126,693,811
Investments in affiliated issuers, at value (identified cost, $19,371,218)	19,373,670
Cash	6,618
Foreign currency, at value (identified cost, $7,501)	7,539
Restricted cash for
Forward foreign currency exchange contracts	2,810,000
Receivables for
Forward foreign currency exchange contracts	199,289
Fund shares sold	995,067
Dividends	7,006,608
Other assets	44,262
Total assets	$3,157,136,864
Liabilities
Payables for
Forward foreign currency exchange contracts	$2,655,680
Fund shares reacquired	2,030,719
Payable to affiliates
Investment adviser	201,514
Administrative services fee	5,042
Shareholder servicing costs	980,551
Distribution and service fees	74,567
Payable for independent Trustees' compensation	7,729
Accrued expenses and other liabilities	607,782
Total liabilities	$6,563,584
Net assets	$3,150,573,280
Net assets consist of
Paid-in capital	$2,274,692,062
Total distributable earnings (loss)	875,881,218
Net assets	$3,150,573,280
Shares of beneficial interest outstanding	136,737,766
7

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,941,883,929	84,371,178	$23.02
Class B	24,837,217	1,085,158	22.89
Class C	91,908,679	4,016,638	22.88
Class I	703,157,824	30,381,915	23.14
Class R1	5,506,724	241,832	22.77
Class R2	39,748,435	1,733,643	22.93
Class R3	218,649,691	9,508,795	22.99
Class R4	23,382,982	1,014,511	23.05
Class R6	101,497,799	4,384,096	23.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.42 [100 / 94.25 x $23.02]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$46,246,319
Dividends from affiliated issuers	476,081
Other	128,143
Income on securities loaned	5,898
Total investment income	$46,856,441
Expenses
Management fee	$9,335,936
Distribution and service fees	3,410,633
Shareholder servicing costs	1,737,666
Administrative services fee	235,181
Independent Trustees' compensation	26,088
Custodian fee	153,173
Shareholder communications	75,591
Audit and tax fees	37,331
Legal fees	7,688
Miscellaneous	661,368
Total expenses	$15,680,655
Fees paid indirectly	(4,633)
Reduction of expenses by investment adviser and distributor	(204,263)
Net expenses	$15,471,759
Net investment income (loss)	$31,384,682
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$47,100,014
Affiliated issuers	10,235
Forward foreign currency exchange contracts	(42,369,964)
Foreign currency	(266,604)
Net realized gain (loss)	$4,473,681
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$215,624,259
Affiliated issuers	871
Forward foreign currency exchange contracts	(75,511)
Translation of assets and liabilities in foreign currencies	192,225
Net unrealized gain (loss)	$215,741,844
Net realized and unrealized gain (loss)	$220,215,525
Change in net assets from operations	$251,600,207
See Notes to Financial Statements
9

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$31,384,682	$56,239,937
Net realized gain (loss)	4,473,681	224,894,811
Net unrealized gain (loss)	215,741,844	(296,877,774)
Change in net assets from operations	$251,600,207	$(15,743,026)
Total distributions to shareholders	$(233,132,531)	$(196,277,058)
Change in net assets from fund share transactions	$44,214,909	$108,277,444
Total change in net assets	$62,682,585	$(103,742,640)
Net assets
At beginning of period	3,087,890,695	3,191,633,335
At end of period	$3,150,573,280	$3,087,890,695
See Notes to Financial Statements
10

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.88	$24.45	$21.65	$23.54	$20.08	$20.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.46	$0.54	$0.55	$0.55
Net realized and unrealized gain (loss)	1.66	(0.48)	3.52	(0.93)	3.73	(0.35)
Total from investment operations	$1.88	$(0.07)	$3.98	$(0.39)	$4.28	$0.20
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.44)	$(0.26)	$(0.31)	$(0.49)	$(0.50)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.74)	$(1.50)	$(1.18)	$(1.50)	$(0.82)	$(0.58)
Net asset value, end of period (x)	$23.02	$22.88	$24.45	$21.65	$23.54	$20.08
Total return (%) (r)(s)(t)(x)	8.34(n)	(0.50)	18.90	(1.70)	21.94	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.00	1.00	1.00	1.00	1.00
Expenses after expense reductions (f)	1.03(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.97(a)	1.72	1.98	2.51	2.51	2.70
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$1,941,884	$1,861,665	$1,951,571	$1,744,515	$1,956,524	$1,706,956
See Notes to Financial Statements
11

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.75	$24.30	$21.53	$23.42	$19.98	$20.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.30	$0.38	$0.38	$0.39
Net realized and unrealized gain (loss)	1.65	(0.49)	3.49	(0.93)	3.72	(0.35)
Total from investment operations	$1.79	$(0.25)	$3.79	$(0.55)	$4.10	$0.04
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.10)	$(0.15)	$(0.33)	$(0.34)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.65)	$(1.30)	$(1.02)	$(1.34)	$(0.66)	$(0.42)
Net asset value, end of period (x)	$22.89	$22.75	$24.30	$21.53	$23.42	$19.98
Total return (%) (r)(s)(t)(x)	7.94(n)	(1.24)	18.02	(2.45)	21.02	0.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.75	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.77(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	1.23(a)	1.01	1.27	1.75	1.76	1.94
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$24,837	$31,760	$49,750	$63,594	$99,924	$113,779
See Notes to Financial Statements
12

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.75	$24.30	$21.53	$23.42	$19.98	$20.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.24	$0.30	$0.38	$0.38	$0.38
Net realized and unrealized gain (loss)	1.64	(0.49)	3.49	(0.93)	3.72	(0.34)
Total from investment operations	$1.78	$(0.25)	$3.79	$(0.55)	$4.10	$0.04
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.24)	$(0.10)	$(0.15)	$(0.33)	$(0.34)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.65)	$(1.30)	$(1.02)	$(1.34)	$(0.66)	$(0.42)
Net asset value, end of period (x)	$22.88	$22.75	$24.30	$21.53	$23.42	$19.98
Total return (%) (r)(s)(t)(x)	7.91(n)	(1.23)	18.00	(2.45)	21.02	0.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.75	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.77(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	1.23(a)	1.00	1.28	1.76	1.75	1.91
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$91,909	$104,022	$149,761	$230,614	$370,036	$424,769
See Notes to Financial Statements
13

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$23.00	$24.57	$21.74	$23.64	$20.16	$20.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.47	$0.53	$0.60	$0.60	$0.60
Net realized and unrealized gain (loss)	1.66	(0.48)	3.54	(0.94)	3.76	(0.35)
Total from investment operations	$1.91	$(0.01)	$4.07	$(0.34)	$4.36	$0.25
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.50)	$(0.32)	$(0.37)	$(0.55)	$(0.55)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.77)	$(1.56)	$(1.24)	$(1.56)	$(0.88)	$(0.63)
Net asset value, end of period (x)	$23.14	$23.00	$24.57	$21.74	$23.64	$20.16
Total return (%) (r)(s)(t)(x)	8.43(n)	(0.24)	19.23	(1.49)	22.26	1.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.75	0.75	0.75	0.75	0.75
Expenses after expense reductions (f)	0.77(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	2.23(a)	1.96	2.24	2.76	2.77	2.93
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$703,158	$714,999	$687,188	$626,500	$698,558	$587,221
See Notes to Financial Statements
14

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.65	$24.23	$21.47	$23.37	$19.94	$20.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.23	$0.28	$0.37	$0.38	$0.39
Net realized and unrealized gain (loss)	1.64	(0.49)	3.51	(0.92)	3.71	(0.34)
Total from investment operations	$1.78	$(0.26)	$3.79	$(0.55)	$4.09	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.26)	$(0.11)	$(0.16)	$(0.33)	$(0.35)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.66)	$(1.32)	$(1.03)	$(1.35)	$(0.66)	$(0.43)
Net asset value, end of period (x)	$22.77	$22.65	$24.23	$21.47	$23.37	$19.94
Total return (%) (r)(s)(t)(x)	7.93(n)	(1.27)	18.06	(2.48)	21.03	0.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.75	1.75	1.75	1.75	1.75
Expenses after expense reductions (f)	1.78(a)	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	1.22(a)	0.96	1.23	1.75	1.77	1.93
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$5,507	$5,243	$5,126	$5,171	$6,561	$6,453
See Notes to Financial Statements
15

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.80	$24.36	$21.58	$23.47	$20.03	$20.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.41	$0.48	$0.49	$0.50
Net realized and unrealized gain (loss)	1.65	(0.47)	3.50	(0.92)	3.72	(0.35)
Total from investment operations	$1.84	$(0.12)	$3.91	$(0.44)	$4.21	$0.15
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.38)	$(0.21)	$(0.26)	$(0.44)	$(0.44)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.71)	$(1.44)	$(1.13)	$(1.45)	$(0.77)	$(0.52)
Net asset value, end of period (x)	$22.93	$22.80	$24.36	$21.58	$23.47	$20.03
Total return (%) (r)(s)(t)(x)	8.19(n)	(0.72)	18.60	(1.96)	21.59	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.25	1.25	1.25	1.25	1.25
Expenses after expense reductions (f)	1.28(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.72(a)	1.47	1.74	2.26	2.26	2.46
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$39,748	$38,534	$41,968	$41,020	$59,224	$57,733
See Notes to Financial Statements
16

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.86	$24.43	$21.63	$23.52	$20.07	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.41	$0.47	$0.54	$0.57	$0.55
Net realized and unrealized gain (loss)	1.65	(0.48)	3.51	(0.93)	3.71	(0.35)
Total from investment operations	$1.87	$(0.07)	$3.98	$(0.39)	$4.28	$0.20
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.44)	$(0.26)	$(0.31)	$(0.50)	$(0.50)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.74)	$(1.50)	$(1.18)	$(1.50)	$(0.83)	$(0.58)
Net asset value, end of period (x)	$22.99	$22.86	$24.43	$21.63	$23.52	$20.07
Total return (%) (r)(s)(t)(x)	8.30(n)	(0.49)	18.91	(1.71)	21.92	0.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.00	1.00	1.00	1.00	1.00
Expenses after expense reductions (f)	1.03(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.97(a)	1.71	1.99	2.51	2.63	2.71
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$218,650	$217,043	$201,006	$201,509	$279,639	$72,490
See Notes to Financial Statements
17

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$22.91	$24.48	$21.67	$23.56	$20.10	$20.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.48	$0.53	$0.60	$0.60	$0.61
Net realized and unrealized gain (loss)	1.66	(0.49)	3.52	(0.93)	3.74	(0.36)
Total from investment operations	$1.91	$(0.01)	$4.05	$(0.33)	$4.34	$0.25
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.50)	$(0.32)	$(0.37)	$(0.55)	$(0.55)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.77)	$(1.56)	$(1.24)	$(1.56)	$(0.88)	$(0.63)
Net asset value, end of period (x)	$23.05	$22.91	$24.48	$21.67	$23.56	$20.10
Total return (%) (r)(s)(t)(x)	8.46(n)	(0.24)	19.19	(1.46)	22.22	1.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.75	0.75	0.75	0.75	0.75
Expenses after expense reductions (f)	0.78(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	2.23(a)	1.98	2.25	2.76	2.76	3.01
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$23,383	$23,369	$25,766	$24,920	$49,530	$48,109
See Notes to Financial Statements
18

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$23.01	$24.58	$21.75	$23.64	$20.17	$20.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.49	$0.54	$0.61	$0.61	$0.61
Net realized and unrealized gain (loss)	1.66	(0.48)	3.54	(0.92)	3.76	(0.34)
Total from investment operations	$1.92	$0.01	$4.08	$(0.31)	$4.37	$0.27
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.52)	$(0.33)	$(0.39)	$(0.57)	$(0.56)
From net realized gain	(1.54)	(1.06)	(0.92)	(1.19)	(0.33)	(0.08)
Total distributions declared to shareholders	$(1.78)	$(1.58)	$(1.25)	$(1.58)	$(0.90)	$(0.64)
Net asset value, end of period (x)	$23.15	$23.01	$24.58	$21.75	$23.64	$20.17
Total return (%) (r)(s)(t)(x)	8.48(n)	(0.15)	19.31	(1.36)	22.29	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.66	0.66	0.66	0.66	0.66
Expenses after expense reductions (f)	0.68(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.31(a)	2.04	2.29	2.84	2.84	3.02
Portfolio turnover	10(n)	23	12	30	30	23
Net assets at end of period (000 omitted)	$101,498	$91,255	$79,499	$75,542	$92,437	$119,752

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the
20

Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
21

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,218,684,618	$—	$—	$2,218,684,618
Germany	186,808,562	—	—	186,808,562
Spain	—	161,856,640	—	161,856,640
Portugal	—	152,334,761	—	152,334,761
United Kingdom	—	140,680,716	—	140,680,716
Italy	80,861,254	—	—	80,861,254
France	—	40,117,625	—	40,117,625
Brazil	35,123,014	—	—	35,123,014
Canada	31,640,631	—	—	31,640,631
Other Countries	16,478,196	62,107,794	—	78,585,990
Mutual Funds	19,373,670	—	—	19,373,670
Total	$2,588,969,945	$557,097,536	$—	$3,146,067,481
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$199,289	$—	$199,289
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,655,680)	—	(2,655,680)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
22

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$199,289	$(2,655,680)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(42,369,964)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(75,511)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions
23

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master
24

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
25

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$82,777,891
Long-term capital gains	113,499,167
Total distributions	$196,277,058
26

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$2,281,939,836
Gross appreciation	907,291,751
Gross depreciation	(43,164,106)
Net unrealized appreciation (depreciation)	$864,127,645
As of 10/31/22
Undistributed ordinary income	34,499,036
Undistributed long-term capital gain	171,382,478
Other temporary differences	(210,688)
Net unrealized appreciation (depreciation)	651,742,716
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$140,905,352	$118,840,841
Class B	2,176,839	2,497,443
Class C	7,225,233	7,663,422
Class I	54,253,413	45,070,737
Class R1	387,176	280,651
Class R2	2,883,148	2,436,847
Class R3	16,157,084	12,473,140
Class R4	1,789,700	1,636,567
Class R6	7,354,586	5,377,410
Total	$233,132,531	$196,277,058
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
27

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $203,935, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.58% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $69,839 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,376,363
Class B	0.75%	0.25%	1.00%	1.00%	142,793
Class C	0.75%	0.25%	1.00%	1.00%	492,970
Class R1	0.75%	0.25%	1.00%	1.00%	27,045
Class R2	0.25%	0.25%	0.50%	0.50%	99,331
Class R3	—	0.25%	0.25%	0.25%	272,131
Total Distribution and Service Fees					$3,410,633
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $289, $8, $4, and $27 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$11,008
Class B	3,620
Class C	1,947
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $237,966, which equated to 0.0152% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,499,700.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $126,827, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $304,974,879 and $503,807,198, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,990,495	$68,096,064	7,478,168	$179,884,785
Class B	6,812	157,067	43,661	1,048,357
Class C	214,747	4,869,562	597,097	14,271,307
Class I	2,469,664	56,504,635	7,048,453	170,317,492
Class R1	18,400	413,753	82,864	1,964,491
Class R2	170,254	3,856,325	627,288	14,931,561
Class R3	673,733	15,248,797	2,424,571	58,848,253
Class R4	125,884	2,878,722	352,125	8,538,962
Class R6	912,252	20,788,893	1,488,939	36,258,768
	7,582,241	$172,813,818	20,143,166	$486,063,976
Shares issued to shareholders in reinvestment of distributions
Class A	5,851,285	$133,017,570	4,678,261	$111,893,470
Class B	92,039	2,087,598	97,379	2,320,230
Class C	310,609	7,039,923	315,384	7,513,890
Class I	2,155,364	49,244,551	1,678,213	40,313,039
Class R1	17,166	387,176	11,825	280,651
Class R2	126,956	2,877,179	101,968	2,431,781
Class R3	711,317	16,157,084	522,110	12,473,140
Class R4	73,242	1,665,987	61,134	1,463,038
Class R6	266,201	6,079,313	182,369	4,381,030
	9,604,179	$218,556,381	7,648,643	$183,070,269
Shares reacquired
Class A	(5,838,054)	$(132,761,013)	(10,611,604)	$(254,322,484)
Class B	(409,526)	(9,251,613)	(792,305)	(18,917,727)
Class C	(1,080,971)	(24,477,235)	(2,502,609)	(59,515,715)
Class I	(5,333,066)	(121,162,336)	(5,606,583)	(134,488,508)
Class R1	(25,158)	(563,924)	(74,865)	(1,771,476)
Class R2	(253,784)	(5,733,111)	(761,616)	(18,145,589)
Class R3	(1,370,968)	(31,069,201)	(1,679,813)	(40,151,114)
Class R4	(204,634)	(4,637,765)	(445,731)	(10,785,473)
Class R6	(761,081)	(17,499,092)	(939,282)	(22,758,715)
	(15,277,242)	$(347,155,290)	(23,414,408)	$(560,856,801)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	3,003,726	$68,352,621	1,544,825	$37,455,771
Class B	(310,675)	(7,006,948)	(651,265)	(15,549,140)
Class C	(555,615)	(12,567,750)	(1,590,128)	(37,730,518)
Class I	(708,038)	(15,413,150)	3,120,083	76,142,023
Class R1	10,408	237,005	19,824	473,666
Class R2	43,426	1,000,393	(32,360)	(782,247)
Class R3	14,082	336,680	1,266,868	31,170,279
Class R4	(5,508)	(93,056)	(32,472)	(783,473)
Class R6	417,372	9,369,114	732,026	17,881,083
	1,909,178	$44,214,909	4,377,401	$108,277,444
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.  On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $8,515 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$25,673,112	$209,155,470	$215,466,018	$10,235	$871	$19,373,670

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$476,081	$—
32

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2023
MFS®  Global Equity Fund
LGE-SEM

MFS® Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Visa, Inc., “A”	3.0%
Schneider Electric SE	3.0%
Linde PLC	2.8%
Medtronic PLC	2.7%
Thermo Fisher Scientific, Inc.	2.6%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
Roche Holding AG	2.5%
Comcast Corp., “A”	2.5%
Nestle S.A.	2.3%
Accenture PLC, “A”	2.2%
GICS equity sectors (g)
Health Care	19.1%
Industrials	18.4%
Information Technology	13.6%
Consumer Staples	13.2%
Financials	11.5%
Consumer Discretionary	8.4%
Communication Services	7.4%
Materials	7.3%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
United States	53.0%
France	11.9%
Switzerland	9.3%
United Kingdom	7.5%
Germany	4.1%
Canada	3.5%
Netherlands	2.6%
Japan	2.2%
Sweden	1.5%
Other Countries	4.4%
Currency exposure weightings (y)
United States Dollar	57.6%
Euro	20.0%
Swiss Franc	9.3%
British Pound Sterling	7.5%
Japanese Yen	2.2%
Swedish Krona	1.5%
South Korean Won	1.0%
Danish Krone	0.6%
Mexican Peso	0.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
1

Portfolio Composition - continued
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.16%	$1,000.00	$1,160.16	$6.21
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
B	Actual	1.91%	$1,000.00	$1,155.72	$10.21
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
C	Actual	1.91%	$1,000.00	$1,155.76	$10.21
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
I	Actual	0.91%	$1,000.00	$1,161.50	$4.88
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R1	Actual	1.91%	$1,000.00	$1,155.64	$10.21
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54
R2	Actual	1.41%	$1,000.00	$1,158.57	$7.55
	Hypothetical (h)	1.41%	$1,000.00	$1,017.80	$7.05
R3	Actual	1.16%	$1,000.00	$1,160.01	$6.21
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81
R4	Actual	0.91%	$1,000.00	$1,161.43	$4.88
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
R6	Actual	0.82%	$1,000.00	$1,161.86	$4.40
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	283,826	$56,719,788
MTU Aero Engines Holding AG	55,265	14,475,099
Rolls-Royce Holdings PLC (a)	9,084,513	17,370,907
		$88,565,794
Airlines – 0.9%
Aena S.A. (a)	146,021	$24,658,695
Alcoholic Beverages – 6.0%
Carlsberg Group	97,975	$16,185,537
Diageo PLC	1,294,508	59,136,231
Heineken N.V.	376,557	43,221,629
Pernod Ricard S.A.	189,393	43,749,867
		$162,293,264
Apparel Manufacturers – 5.2%
Burberry Group PLC	702,567	$22,911,899
Compagnie Financiere Richemont S.A.	289,130	47,776,685
LVMH Moet Hennessy Louis Vuitton SE	72,932	69,996,845
		$140,685,429
Automotive – 0.4%
Aptiv PLC (a)	97,875	$10,067,423
Broadcasting – 2.2%
Omnicom Group, Inc.	88,597	$8,024,230
Walt Disney Co. (a)	327,079	33,525,598
WPP Group PLC	1,566,798	18,185,643
		$59,735,471
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	720,598	$37,644,039
Deutsche Boerse AG	77,167	14,701,742
London Stock Exchange Group PLC	177,519	18,619,676
		$70,965,457
Business Services – 7.8%
Accenture PLC, “A”	211,083	$59,164,454
Adecco S.A.	174,003	5,968,587
Brenntag AG	160,352	13,049,975
Cognizant Technology Solutions Corp., “A”	389,480	23,255,851
Compass Group PLC	601,907	15,862,686
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Equifax, Inc.	135,300	$28,193,814
Fidelity National Information Services, Inc.	364,118	21,381,009
Fiserv, Inc. (a)	283,697	34,645,078
PayPal Holdings, Inc. (a)	128,450	9,762,200
		$211,283,654
Cable TV – 2.4%
Comcast Corp., “A”	1,611,472	$66,666,597
Chemicals – 1.9%
3M Co.	208,001	$22,093,866
PPG Industries, Inc.	215,261	30,192,508
		$52,286,374
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	224,589	$28,603,655
Oracle Corp.	543,764	51,505,326
		$80,108,981
Computer Software - Systems – 1.0%
Samsung Electronics Co. Ltd.	551,050	$27,149,347
Construction – 0.6%
Otis Worldwide Corp.	183,599	$15,660,995
Consumer Products – 4.8%
Colgate-Palmolive Co.	175,500	$14,004,900
Essity AB	1,334,125	40,420,343
International Flavors & Fragrances, Inc.	386,473	37,472,422
Reckitt Benckiser Group PLC	480,056	38,824,163
		$130,721,828
Electrical Equipment – 4.9%
Amphenol Corp., “A”	232,562	$17,551,454
Legrand S.A.	360,599	34,116,028
Schneider Electric SE	462,958	80,882,981
		$132,550,463
Electronics – 1.0%
Hoya Corp.	115,800	$12,198,186
Microchip Technology, Inc.	192,020	14,015,540
		$26,213,726
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.8%
Danone S.A.	620,078	$41,031,346
Nestle S.A.	480,933	61,660,851
		$102,692,197
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	96,139	$16,280,178
Whitbread PLC	300,806	12,298,718
		$28,578,896
Insurance – 3.2%
Aon PLC	119,680	$38,917,542
Willis Towers Watson PLC	210,201	48,682,552
		$87,600,094
Internet – 2.4%
Alphabet, Inc., “A” (a)	420,414	$45,127,239
eBay, Inc.	414,689	19,254,010
		$64,381,249
Machinery & Tools – 1.2%
Carrier Global Corp.	157,087	$6,569,378
Kubota Corp.	1,804,500	27,266,591
		$33,835,969
Major Banks – 3.7%
Erste Group Bank AG	396,063	$14,445,629
Goldman Sachs Group, Inc.	138,831	47,680,119
UBS AG	1,883,417	38,279,841
		$100,405,589
Medical Equipment – 13.6%
Abbott Laboratories	349,539	$38,613,573
Boston Scientific Corp. (a)	933,253	48,641,146
Cooper Cos., Inc.	69,291	26,431,052
EssilorLuxottica	59,626	11,786,919
Medtronic PLC	801,406	72,887,876
Olympus Corp.	1,245,000	21,778,786
Sonova Holding AG	57,646	18,255,155
Stryker Corp.	121,571	36,428,750
Thermo Fisher Scientific, Inc.	128,426	71,263,587
Waters Corp. (a)	81,407	24,451,407
		$370,538,251
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.1%
American Express Co.	207,042	$33,404,156
Grupo Financiero Banorte S.A. de C.V.	957,791	8,282,619
Julius Baer Group Ltd.	184,874	13,246,838
Visa, Inc., “A”	355,617	82,762,744
		$137,696,357
Pharmaceuticals – 5.0%
Bayer AG	508,290	$33,470,665
Merck KGaA	198,983	35,640,611
Roche Holding AG	213,969	67,109,928
		$136,221,204
Railroad & Shipping – 4.6%
Canadian National Railway Co.	362,072	$43,184,327
Canadian Pacific Kansas City Ltd.	673,450	53,094,798
Union Pacific Corp.	153,374	30,015,292
		$126,294,417
Specialty Chemicals – 4.8%
Akzo Nobel N.V.	315,552	$26,252,694
L'Air Liquide S.A.	154,985	27,891,572
Linde PLC	206,193	76,178,004
		$130,322,270
Specialty Stores – 0.5%
Hermes International	5,903	$12,809,150
Telecommunications - Wireless – 1.1%
Liberty Broadband Corp. (a)	362,796	$30,757,845
Trucking – 1.0%
United Parcel Service, Inc., “B”	145,969	$26,246,686
Total Common Stocks (Identified Cost, $1,466,172,002)		$2,687,993,672

	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67	11/20/23	846,954	$1,089,665

8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $1,933,789)	1,933,783	$1,934,170

Other Assets, Less Liabilities – 1.0%		26,420,247
Net Assets – 100.0%		$2,717,437,754

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,934,170 and $2,689,083,337, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,466,172,002)	$2,689,083,337
Investments in affiliated issuers, at value (identified cost, $1,933,789)	1,934,170
Receivables for
Investments sold	23,035,582
Fund shares sold	2,863,614
Interest and dividends	9,421,281
Other assets	43,810
Total assets	$2,726,381,794
Liabilities
Payable to custodian	$60
Payables for
Investments purchased	4,707,565
Fund shares reacquired	3,196,924
Payable to affiliates
Investment adviser	226,969
Administrative services fee	4,348
Shareholder servicing costs	565,634
Distribution and service fees	30,532
Payable for independent Trustees' compensation	9,104
Accrued expenses and other liabilities	202,904
Total liabilities	$8,944,040
Net assets	$2,717,437,754
Net assets consist of
Paid-in capital	$1,372,244,738
Total distributable earnings (loss)	1,345,193,016
Net assets	$2,717,437,754
Shares of beneficial interest outstanding	54,748,624
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$718,912,426	14,723,881	$48.83
Class B	6,993,657	160,159	43.67
Class C	64,457,957	1,564,243	41.21
Class I	958,886,981	18,999,028	50.47
Class R1	1,061,153	24,971	42.50
Class R2	26,546,971	563,144	47.14
Class R3	59,903,807	1,237,002	48.43
Class R4	64,922,981	1,323,152	49.07
Class R6	815,751,821	16,153,044	50.50

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $51.81 [100 / 94.25 x $48.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$24,537,543
Dividends from affiliated issuers	172,800
Income on securities loaned	14,092
Other	3
Foreign taxes withheld	(1,623,970)
Total investment income	$23,100,468
Expenses
Management fee	$10,409,942
Distribution and service fees	1,374,172
Shareholder servicing costs	971,706
Administrative services fee	201,632
Independent Trustees' compensation	21,801
Custodian fee	129,527
Shareholder communications	83,255
Audit and tax fees	37,498
Legal fees	6,606
Miscellaneous	138,255
Total expenses	$13,374,394
Fees paid indirectly	(18)
Reduction of expenses by investment adviser and distributor	(174,287)
Net expenses	$13,200,089
Net investment income (loss)	$9,900,379
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$126,877,108
Affiliated issuers	1,849
Foreign currency	162,001
Net realized gain (loss)	$127,040,958
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$262,453,372
Affiliated issuers	381
Translation of assets and liabilities in foreign currencies	697,354
Net unrealized gain (loss)	$263,151,107
Net realized and unrealized gain (loss)	$390,192,065
Change in net assets from operations	$400,092,444
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$9,900,379	$17,910,316
Net realized gain (loss)	127,040,958	245,538,621
Net unrealized gain (loss)	263,151,107	(972,704,215)
Change in net assets from operations	$400,092,444	$(709,255,278)
Total distributions to shareholders	$(226,391,945)	$(184,733,937)
Change in net assets from fund share transactions	$(55,179,871)	$(324,546,706)
Total change in net assets	$118,520,628	$(1,218,535,921)
Net assets
At beginning of period	2,598,917,126	3,817,453,047
At end of period	$2,717,437,754	$2,598,917,126
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$45.88	$60.75	$45.22	$45.79	$41.44	$43.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.22	$0.17	$0.25	$0.42	$0.40
Net realized and unrealized gain (loss)	6.88	(12.07)	16.60	0.16(g)	6.10	(1.23)
Total from investment operations	$7.02	$(11.85)	$16.77	$0.41	$6.52	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.23)	$(0.45)	$(0.42)	$(0.29)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(4.07)	$(3.02)	$(1.24)	$(0.98)	$(2.17)	$(1.16)
Net asset value, end of period (x)	$48.83	$45.88	$60.75	$45.22	$45.79	$41.44
Total return (%) (r)(s)(t)(x)	16.02(n)	(20.50)	37.58	0.83	16.67	(1.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.16	1.14	1.16	1.17	1.16
Expenses after expense reductions (f)	1.16(a)	1.15	1.13	1.15	1.15	1.15
Net investment income (loss)	0.58(a)	0.42	0.29	0.55	0.98	0.91
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$718,912	$649,695	$857,804	$667,074	$721,141	$671,000
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$41.36	$55.28	$41.35	$41.93	$38.09	$40.03
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.17)	$(0.23)	$(0.09)	$0.10	$0.06
Net realized and unrealized gain (loss)	6.18	(10.91)	15.17	0.15(g)	5.60	(1.12)
Total from investment operations	$6.14	$(11.08)	$14.94	$0.06	$5.70	$(1.06)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.11)	$(0.11)	$(0.01)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(3.83)	$(2.84)	$(1.01)	$(0.64)	$(1.86)	$(0.88)
Net asset value, end of period (x)	$43.67	$41.36	$55.28	$41.35	$41.93	$38.09
Total return (%) (r)(s)(t)(x)	15.57(n)	(21.09)	36.56	0.08	15.79	(2.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.91	1.89	1.91	1.92	1.91
Expenses after expense reductions (f)	1.91(a)	1.90	1.87	1.90	1.91	1.90
Net investment income (loss)	(0.20)(a)	(0.36)	(0.45)	(0.21)	0.24	0.15
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$6,994	$7,439	$15,166	$15,902	$22,592	$24,726
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$39.23	$52.58	$39.38	$40.00	$36.44	$38.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.15)	$(0.22)	$(0.08)	$0.09	$0.06
Net realized and unrealized gain (loss)	5.85	(10.36)	14.43	0.14(g)	5.34	(1.07)
Total from investment operations	$5.81	$(10.51)	$14.21	$0.06	$5.43	$(1.01)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.15)	$(0.12)	$(0.03)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(3.83)	$(2.84)	$(1.01)	$(0.68)	$(1.87)	$(0.90)
Net asset value, end of period (x)	$41.21	$39.23	$52.58	$39.38	$40.00	$36.44
Total return (%) (r)(s)(t)(x)	15.58(n)	(21.09)	36.54	0.09	15.78	(2.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.91	1.89	1.91	1.92	1.91
Expenses after expense reductions (f)	1.91(a)	1.90	1.87	1.90	1.91	1.90
Net investment income (loss)	(0.20)(a)	(0.35)	(0.46)	(0.19)	0.23	0.16
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$64,458	$66,875	$112,939	$110,351	$143,769	$149,669
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$47.36	$62.59	$46.55	$47.09	$42.57	$44.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.36	$0.31	$0.37	$0.53	$0.52
Net realized and unrealized gain (loss)	7.10	(12.45)	17.08	0.18(g)	6.27	(1.27)
Total from investment operations	$7.30	$(12.09)	$17.39	$0.55	$6.80	$(0.75)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.30)	$(0.34)	$(0.56)	$(0.53)	$(0.39)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(4.19)	$(3.14)	$(1.35)	$(1.09)	$(2.28)	$(1.26)
Net asset value, end of period (x)	$50.47	$47.36	$62.59	$46.55	$47.09	$42.57
Total return (%) (r)(s)(t)(x)	16.15(n)	(20.30)	37.91	1.10	16.94	(1.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.91	0.89	0.91	0.92	0.91
Expenses after expense reductions (f)	0.91(a)	0.90	0.88	0.90	0.91	0.90
Net investment income (loss)	0.82(a)	0.67	0.53	0.80	1.21	1.17
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$958,887	$946,778	$1,245,750	$908,819	$947,284	$935,292
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$40.35	$54.00	$40.41	$40.97	$37.25	$39.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.17)	$(0.23)	$(0.09)	$0.09	$0.06
Net realized and unrealized gain (loss)	6.02	(10.64)	14.83	0.15(g)	5.47	(1.09)
Total from investment operations	$5.98	$(10.81)	$14.60	$0.06	$5.56	$(1.03)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.09)	$(0.09)	$(0.03)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(3.83)	$(2.84)	$(1.01)	$(0.62)	$(1.84)	$(0.90)
Net asset value, end of period (x)	$42.50	$40.35	$54.00	$40.41	$40.97	$37.25
Total return (%) (r)(s)(t)(x)	15.56(n)	(21.09)	36.57	0.08	15.77	(2.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93(a)	1.91	1.89	1.91	1.92	1.91
Expenses after expense reductions (f)	1.91(a)	1.90	1.87	1.90	1.91	1.90
Net investment income (loss)	(0.21)(a)	(0.36)	(0.46)	(0.23)	0.22	0.16
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$1,061	$1,260	$2,081	$1,556	$2,485	$2,538
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$44.36	$58.85	$43.83	$44.38	$40.21	$42.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.02	$0.13	$0.31	$0.28
Net realized and unrealized gain (loss)	6.65	(11.68)	16.09	0.16(g)	5.91	(1.19)
Total from investment operations	$6.72	$(11.60)	$16.11	$0.29	$6.22	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.05)	$(0.08)	$(0.31)	$(0.30)	$(0.17)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(3.94)	$(2.89)	$(1.09)	$(0.84)	$(2.05)	$(1.04)
Net asset value, end of period (x)	$47.14	$44.36	$58.85	$43.83	$44.38	$40.21
Total return (%) (r)(s)(t)(x)	15.86(n)	(20.70)	37.22	0.59	16.36	(2.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43(a)	1.41	1.39	1.41	1.42	1.41
Expenses after expense reductions (f)	1.41(a)	1.40	1.38	1.40	1.41	1.40
Net investment income (loss)	0.32(a)	0.16	0.04	0.30	0.76	0.66
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$26,547	$24,652	$36,791	$27,772	$37,042	$40,944
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$45.54	$60.32	$44.89	$45.46	$41.16	$43.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.16	$0.24	$0.41	$0.39
Net realized and unrealized gain (loss)	6.84	(11.97)	16.49	0.17(g)	6.06	(1.21)
Total from investment operations	$6.96	$(11.76)	$16.65	$0.41	$6.47	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.21)	$(0.45)	$(0.42)	$(0.29)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(4.07)	$(3.02)	$(1.22)	$(0.98)	$(2.17)	$(1.16)
Net asset value, end of period (x)	$48.43	$45.54	$60.32	$44.89	$45.46	$41.16
Total return (%) (r)(s)(t)(x)	16.00(n)	(20.50)	37.60	0.83	16.65	(2.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.16	1.14	1.16	1.17	1.16
Expenses after expense reductions (f)	1.16(a)	1.15	1.13	1.15	1.16	1.15
Net investment income (loss)	0.51(a)	0.41	0.29	0.54	0.97	0.90
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$59,904	$66,160	$88,285	$70,852	$91,019	$90,003
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$46.16	$61.08	$45.44	$45.98	$41.63	$43.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.35	$0.30	$0.36	$0.54	$0.51
Net realized and unrealized gain (loss)	6.92	(12.13)	16.69	0.17(g)	6.09	(1.23)
Total from investment operations	$7.10	$(11.78)	$16.99	$0.53	$6.63	$(0.72)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.30)	$(0.34)	$(0.54)	$(0.53)	$(0.40)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(4.19)	$(3.14)	$(1.35)	$(1.07)	$(2.28)	$(1.27)
Net asset value, end of period (x)	$49.07	$46.16	$61.08	$45.44	$45.98	$41.63
Total return (%) (r)(s)(t)(x)	16.14(n)	(20.29)	37.94	1.09	16.93	(1.75)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.91	0.89	0.91	0.92	0.91
Expenses after expense reductions (f)	0.91(a)	0.90	0.88	0.90	0.91	0.90
Net investment income (loss)	0.78(a)	0.67	0.53	0.80	1.25	1.16
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$64,923	$70,784	$95,164	$84,424	$97,861	$136,066
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$47.42	$62.65	$46.58	$47.13	$42.61	$44.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.39	$0.36	$0.41	$0.59	$0.54
Net realized and unrealized gain (loss)	7.10	(12.43)	17.11	0.17(g)	6.26	(1.24)
Total from investment operations	$7.32	$(12.04)	$17.47	$0.58	$6.85	$(0.70)
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.35)	$(0.39)	$(0.60)	$(0.58)	$(0.43)
From net realized gain	(3.83)	(2.84)	(1.01)	(0.53)	(1.75)	(0.87)
Total distributions declared to shareholders	$(4.24)	$(3.19)	$(1.40)	$(1.13)	$(2.33)	$(1.30)
Net asset value, end of period (x)	$50.50	$47.42	$62.65	$46.58	$47.13	$42.61
Total return (%) (r)(s)(t)(x)	16.19(n)	(20.22)	38.06	1.17	17.07	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84(a)	0.82	0.80	0.82	0.83	0.81
Expenses after expense reductions (f)	0.82(a)	0.80	0.78	0.81	0.82	0.80
Net investment income (loss)	0.90(a)	0.73	0.63	0.89	1.35	1.20
Portfolio turnover	4(n)	8	10	9	7	12
Net assets at end of period (000 omitted)	$815,752	$765,274	$1,363,474	$976,055	$923,304	$809,357

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
23

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
24

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,412,140,228	$—	$—	$1,412,140,228
France	81,783,764	240,480,944	—	322,264,708
Switzerland	68,199,593	185,187,957	—	253,387,550
United Kingdom	51,853,269	151,356,654	—	203,209,923
Germany	98,288,117	13,049,975	—	111,338,092
Canada	96,279,125	—	—	96,279,125
Netherlands	—	69,474,323	—	69,474,323
Japan	—	61,243,563	—	61,243,563
Sweden	40,420,343	—	—	40,420,343
Other Countries	53,071,811	66,253,671	—	119,325,482
Mutual Funds	1,934,170	—	—	1,934,170
Total	$1,903,970,420	$787,047,087	$—	$2,691,017,507
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the
25

Notes to Financial Statements (unaudited) - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At April 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
26

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$19,789,607
Long-term capital gains	164,944,330
Total distributions	$184,733,937
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$1,468,105,791
Gross appreciation	1,296,562,771
Gross depreciation	(73,651,055)
Net unrealized appreciation (depreciation)	$1,222,911,716
As of 10/31/22
Undistributed ordinary income	17,125,305
Undistributed long-term capital gain	208,537,055
Other temporary differences	(648,742)
Net unrealized appreciation (depreciation)	946,478,899
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
27

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$56,773,747	$42,467,364
Class B	669,191	742,277
Class C	6,363,794	5,994,793
Class I	79,956,425	62,197,001
Class R1	120,143	109,269
Class R2	2,165,712	1,785,958
Class R3	5,734,624	4,368,531
Class R4	6,351,042	4,886,283
Class R6	68,257,267	62,182,461
Total	$226,391,945	$184,733,937
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $174,165, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.77% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,096 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
28

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 852,843
Class B	0.75%	0.25%	1.00%	1.00%	36,671
Class C	0.75%	0.25%	1.00%	1.00%	332,775
Class R1	0.75%	0.25%	1.00%	1.00%	5,572
Class R2	0.25%	0.25%	0.50%	0.50%	64,296
Class R3	—	0.25%	0.25%	0.25%	82,015
Total Distribution and Service Fees					$1,374,172
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $115 and $7 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$6,075
Class B	1,050
Class C	1,296
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $90,909, which equated to 0.0068% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $880,797.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
29

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $144 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,116 at April 30, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2023, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,566,606.
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $97,996,710 and $387,891,379, respectively.
30

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	718,967	$33,358,130	1,598,114	$83,819,854
Class B	4,192	165,588	723	36,283
Class C	60,115	2,357,496	129,420	5,937,150
Class I	1,704,384	81,952,055	4,668,176	247,307,932
Class R1	1,127	45,722	7,916	345,974
Class R2	37,282	1,678,670	121,943	6,225,015
Class R3	115,245	5,345,706	352,981	18,279,571
Class R4	97,907	4,609,646	204,357	10,632,175
Class R6	1,823,261	88,205,304	4,027,793	214,466,893
	4,562,480	$217,718,317	11,111,423	$587,050,847
Shares issued to shareholders in reinvestment of distributions
Class A	1,160,093	$52,401,412	684,451	$39,129,987
Class B	16,253	658,392	13,838	717,887
Class C	158,815	6,071,575	114,666	5,642,648
Class I	1,595,642	74,420,734	972,259	57,246,629
Class R1	3,047	120,143	2,159	109,269
Class R2	49,186	2,146,951	31,891	1,766,786
Class R3	128,005	5,734,624	76,992	4,368,531
Class R4	138,049	6,259,160	83,542	4,793,659
Class R6	1,401,301	65,370,701	1,012,072	59,611,019
	4,650,391	$213,183,692	2,991,870	$173,386,415
Shares reacquired
Class A	(1,314,785)	$(61,060,551)	(2,242,147)	$(115,135,541)
Class B	(40,143)	(1,676,105)	(109,056)	(5,147,616)
Class C	(359,378)	(14,178,098)	(687,244)	(30,353,116)
Class I	(4,290,538)	(207,938,916)	(5,553,460)	(291,363,232)
Class R1	(10,439)	(402,888)	(17,376)	(780,110)
Class R2	(79,027)	(3,552,418)	(223,278)	(11,264,562)
Class R3	(459,079)	(21,133,329)	(440,771)	(22,596,576)
Class R4	(446,330)	(20,970,767)	(312,394)	(15,826,474)
Class R6	(3,210,142)	(155,168,808)	(10,664,146)	(592,516,741)
	(10,209,861)	$(486,081,880)	(20,249,872)	$(1,084,983,968)
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	564,275	$24,698,991	40,418	$7,814,300
Class B	(19,698)	(852,125)	(94,495)	(4,393,446)
Class C	(140,448)	(5,749,027)	(443,158)	(18,773,318)
Class I	(990,512)	(51,566,127)	86,975	13,191,329
Class R1	(6,265)	(237,023)	(7,301)	(324,867)
Class R2	7,441	273,203	(69,444)	(3,272,761)
Class R3	(215,829)	(10,052,999)	(10,798)	51,526
Class R4	(210,374)	(10,101,961)	(24,495)	(400,640)
Class R6	14,420	(1,592,803)	(5,624,281)	(318,438,829)
	(996,990)	$(55,179,871)	(6,146,579)	$(324,546,706)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $6,959 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
32

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,194,315	$227,543,827	$233,806,202	$1,849	$381	$1,934,170

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$172,800	$—
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2023
MFS®  Global Total
Return Fund
MWT-SEM

MFS® Global Total
Return Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten holdings (i)
U.S. Treasury Note 10 yr Future - JUN 2023	1.7%
Roche Holding AG	1.4%
Johnson & Johnson	1.4%
People’s Republic of China, 3.03%, 3/11/2026	1.3%
Republic of Korea, 1.875%, 6/10/2029	1.3%
Comcast Corp., “A”	1.3%
Euro-Schatz 2 yr Future - JUN 2023	(1.5)%
U.S. Treasury Note 5 yr Future - JUN 2023	(1.8)%
U.S. Treasury Note 2 yr Future - JUN 2023	(2.2)%
Euro-Bobl 5 yr Future - JUN 2023	(3.7)%
Composition including fixed income credit quality (a)(i)
AAA	4.3%
AA	3.7%
A	10.6%
BBB	11.8%
BB	0.4%
U.S. Government	1.9%
Federal Agencies	3.9%
Not Rated	(2.8)%
Non-Fixed Income	59.7%
Cash & Cash Equivalents	1.1%
Other	5.4%
GICS equity sectors (g)
Financials	12.5%
Health Care	8.7%
Industrials	8.3%
Consumer Staples	7.1%
Information Technology	6.7%
Communication Services	4.5%
Energy	3.9%
Materials	3.1%
Utilities	2.3%
Consumer Discretionary	2.1%
Real Estate	0.4%
Convertible Debt	0.1%

Portfolio Composition - continued
Fixed income sectors (i)
Investment Grade Corporates	11.3%
Non-U.S. Government Bonds	7.9%
Emerging Markets Bonds	7.2%
Mortgage-Backed Securities	3.9%
Collateralized Debt Obligations	1.5%
Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.7%
Asset-Backed Securities	0.6%
High Yield Corporates	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(0.6)%
Issuer country weightings (i)(x)
United States	51.5%
Japan	7.5%
United Kingdom	7.0%
France	5.1%
Canada	4.3%
Switzerland	4.1%
South Korea	3.4%
Spain	2.8%
China	2.6%
Other Countries	11.7%
Currency exposure weightings (i)(y)
United States Dollar	51.3%
Euro	18.4%
Japanese Yen	8.9%
British Pound Sterling	5.8%
Swiss Franc	4.0%
Canadian Dollar	2.3%
Chinese Renminbi	1.6%
Chinese Yuan Offshore	1.4%
Hong Kong Dollar	1.0%
Other Currencies	5.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	1.09%	$1,000.00	$1,104.31	$5.69
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
B	Actual	1.84%	$1,000.00	$1,100.64	$9.58
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
C	Actual	1.84%	$1,000.00	$1,099.87	$9.58
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
I	Actual	0.84%	$1,000.00	$1,105.80	$4.39
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R1	Actual	1.84%	$1,000.00	$1,100.65	$9.58
	Hypothetical (h)	1.84%	$1,000.00	$1,015.67	$9.20
R2	Actual	1.34%	$1,000.00	$1,103.26	$6.99
	Hypothetical (h)	1.34%	$1,000.00	$1,018.15	$6.71
R3	Actual	1.09%	$1,000.00	$1,104.06	$5.69
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
R4	Actual	0.84%	$1,000.00	$1,106.17	$4.39
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
R6	Actual	0.76%	$1,000.00	$1,106.24	$3.97
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.8%
Aerospace & Defense – 1.3%
General Dynamics Corp.	34,430	$7,517,446
Honeywell International, Inc.	22,245	4,445,441
L3Harris Technologies, Inc.	18,409	3,592,516
Northrop Grumman Corp.	6,067	2,798,525
		$18,353,928
Alcoholic Beverages – 1.2%
Diageo PLC	137,214	$6,268,264
Heineken N.V.	39,854	4,574,486
Kirin Holdings Co. Ltd.	150,500	2,446,882
Pernod Ricard S.A.	17,395	4,018,253
		$17,307,885
Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	49,076	$8,109,462
Automotive – 1.3%
Aptiv PLC (a)	52,059	$5,354,789
Bridgestone Corp.	20,600	826,429
Lear Corp.	26,390	3,368,947
LKQ Corp.	113,219	6,536,133
Stellantis N.V.	98,582	1,629,412
		$17,715,710
Biotechnology – 0.2%
Biogen, Inc. (a)	2,696	$820,204
Gilead Sciences, Inc.	24,486	2,012,994
		$2,833,198
Broadcasting – 0.7%
Omnicom Group, Inc.	114,049	$10,329,418
Brokerage & Asset Managers – 1.3%
Cboe Global Markets, Inc.	34,879	$4,872,596
Charles Schwab Corp.	189,302	9,889,137
NASDAQ, Inc.	66,066	3,658,074
		$18,419,807
Business Services – 2.3%
Accenture PLC, “A”	15,840	$4,439,794
Amdocs Ltd.	44,675	4,076,594
CGI, Inc. (a)	35,143	3,566,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Experian PLC	102,063	$3,604,322
Fidelity National Information Services, Inc.	48,214	2,831,126
Fiserv, Inc. (a)	41,842	5,109,745
Nomura Research Institute Ltd.	118,900	3,002,468
Secom Co. Ltd.	76,000	4,851,906
		$31,482,781
Cable TV – 1.3%
Comcast Corp., “A”	428,605	$17,731,389
Chemicals – 0.5%
Nutrien Ltd.	9,169	$636,081
PPG Industries, Inc.	46,751	6,557,295
		$7,193,376
Computer Software – 0.7%
Microsoft Corp.	31,960	$9,820,030
Computer Software - Systems – 2.5%
Amadeus IT Group S.A. (a)	70,311	$4,946,706
Capgemini	15,896	2,901,501
Fujitsu Ltd.	38,300	5,103,665
Hitachi Ltd.	145,700	8,084,497
Hon Hai Precision Industry Co. Ltd.	849,000	2,890,916
Lenovo Group Ltd.	1,670,000	1,713,254
Samsung Electronics Co. Ltd.	160,737	7,919,253
Seagate Technology Holdings PLC	24,104	1,416,592
		$34,976,384
Construction – 1.3%
Anhui Conch Cement Co. Ltd.	548,500	$1,732,760
Masco Corp.	125,541	6,717,699
Stanley Black & Decker, Inc.	40,421	3,489,949
Techtronic Industries Co. Ltd.	214,000	2,323,010
Vulcan Materials Co.	19,853	3,476,657
		$17,740,075
Consumer Products – 1.3%
Colgate-Palmolive Co.	64,887	$5,177,983
Kimberly-Clark Corp.	53,551	7,759,004
Reckitt Benckiser Group PLC	72,104	5,831,356
		$18,768,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.5%
Johnson Controls International PLC	116,502	$6,971,480
Legrand S.A.	37,447	3,542,835
Schneider Electric SE	57,243	10,000,874
		$20,515,189
Electronics – 2.4%
Intel Corp.	167,802	$5,211,930
Kyocera Corp.	103,100	5,413,552
Novatek Microelectronics Corp.	102,000	1,397,244
NXP Semiconductors N.V.	39,100	6,402,234
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,573	4,010,404
Texas Instruments, Inc.	61,489	10,280,961
		$32,716,325
Energy - Independent – 1.7%
ConocoPhillips	93,084	$9,577,413
Hess Corp.	50,617	7,342,502
Phillips 66	23,859	2,362,041
Pioneer Natural Resources Co.	16,490	3,587,399
Valero Energy Corp.	12,050	1,381,774
		$24,251,129
Energy - Integrated – 2.2%
China Petroleum & Chemical Corp.	9,072,000	$5,953,699
Eni S.p.A.	623,538	9,444,554
Exxon Mobil Corp.	28,880	3,417,659
LUKOIL PJSC (a)(u)	8,038	0
Petroleo Brasileiro S.A., ADR	154,855	1,469,574
Suncor Energy, Inc.	176,756	5,534,184
TotalEnergies SE	66,214	4,221,057
		$30,040,727
Engineering - Construction – 0.1%
ACS Actividades de Construcción y Servicios S.A.	22,060	$759,591
Food & Beverages – 1.9%
Archer Daniels Midland Co.	32,500	$2,537,600
Coca-Cola FEMSA S.A.B. de C.V.	15,782	1,332,317
Danone S.A.	88,974	5,887,522
General Mills, Inc.	104,173	9,232,853
J.M. Smucker Co.	26,523	4,095,416
Nestle S.A.	21,062	2,700,378
		$25,786,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.0%
Albertsons Cos., Inc., “A”	72,671	$1,518,824
BIM Birlesik Magazalar A.S.	378,468	3,039,185
Tesco PLC	2,815,165	9,956,470
		$14,514,479
Health Maintenance Organizations – 0.7%
Cigna Group	36,962	$9,362,105
Insurance – 3.5%
Aon PLC	43,312	$14,084,196
Chubb Ltd.	29,685	5,983,309
Equitable Holdings, Inc.	138,901	3,610,037
Hartford Financial Services Group, Inc.	23,826	1,691,408
Manulife Financial Corp.	348,533	6,881,395
MetLife, Inc.	48,868	2,997,075
Samsung Fire & Marine Insurance Co. Ltd.	15,418	2,598,094
Travelers Cos., Inc.	11,588	2,099,050
Willis Towers Watson PLC	28,514	6,603,842
Zurich Insurance Group AG	5,591	2,704,267
		$49,252,673
Internet – 0.6%
Alphabet, Inc., “A” (a)	71,963	$7,724,508
Leisure & Toys – 0.1%
Nintendo Co. Ltd.	25,900	$1,092,353
Machinery & Tools – 2.1%
Eaton Corp. PLC	50,143	$8,379,898
GEA Group AG	22,952	1,075,871
Ingersoll Rand, Inc.	99,722	5,686,149
Kubota Corp.	235,300	3,555,461
Regal Rexnord Corp.	38,027	4,949,594
Timken Co.	8,781	674,820
Volvo Group	206,646	4,274,600
		$28,596,393
Major Banks – 6.4%
ABN AMRO Group N.V., GDR (l)	208,404	$3,338,220
Bank of America Corp.	318,587	9,328,227
BNP Paribas	238,550	15,444,233
DBS Group Holdings Ltd.	335,000	8,308,544
Erste Group Bank AG	28,187	1,028,066
Goldman Sachs Group, Inc.	34,107	11,713,708
JPMorgan Chase & Co.	79,170	10,944,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	938,100	$5,917,645
NatWest Group PLC	2,507,739	8,304,790
Regions Financial Corp.	112,180	2,048,407
State Street Corp.	14,294	1,032,884
UBS AG	594,471	12,082,431
		$89,491,616
Medical & Health Technology & Services – 0.5%
ICON PLC (a)	14,014	$2,700,358
McKesson Corp.	12,483	4,546,808
		$7,247,166
Medical Equipment – 1.3%
Becton, Dickinson and Co.	20,447	$5,404,347
Boston Scientific Corp. (a)	98,950	5,157,274
Medtronic PLC	80,857	7,353,944
		$17,915,565
Metals & Mining – 1.5%
Adaro Energy Indonesia TBK PT	1,812,000	$386,610
Fortescue Metals Group Ltd.	27,952	386,416
Glencore PLC	1,109,618	6,540,263
Rio Tinto PLC	156,864	9,953,540
United States Steel Corp.	77,140	1,764,963
Vale S.A.	166,900	2,422,623
		$21,454,415
Other Banks & Diversified Financials – 1.1%
China Construction Bank Corp.	2,277,000	$1,527,634
Julius Baer Group Ltd.	68,045	4,875,651
KB Financial Group, Inc.	18,718	694,542
Northern Trust Corp.	41,901	3,274,982
Sberbank of Russia PJSC (a)(u)	780,516	0
SLM Corp.	118,445	1,779,044
Truist Financial Corp.	114,911	3,743,800
		$15,895,653
Pharmaceuticals – 6.0%
Bayer AG	155,685	$10,251,786
Johnson & Johnson	118,794	19,446,578
Merck & Co., Inc.	149,266	17,235,745
Novartis AG	17,970	1,839,241
Organon & Co.	155,551	3,831,221
Pfizer, Inc.	159,378	6,198,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	62,977	$19,752,310
Sanofi	37,345	4,115,046
		$82,670,137
Printing & Publishing – 0.6%
RELX PLC	94,490	$3,142,178
Wolters Kluwer N.V.	37,257	4,937,386
		$8,079,564
Railroad & Shipping – 0.7%
A.P. Moller-Maersk A/S	255	$459,712
Canadian Pacific Kansas City Ltd.	37,762	2,976,700
Orient Overseas International Ltd.	26,000	525,985
Union Pacific Corp.	26,255	5,138,104
		$9,100,501
Real Estate – 0.4%
National Retail Properties, Inc., REIT	29,402	$1,278,987
Simon Property Group, Inc., REIT	24,480	2,774,073
W.P. Carey, Inc., REIT	18,269	1,355,560
		$5,408,620
Restaurants – 0.3%
Darden Restaurants, Inc.	6,619	$1,005,625
Sodexo	12,243	1,311,283
Texas Roadhouse, Inc.	11,191	1,237,948
		$3,554,856
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	42,641	$3,547,565
Axalta Coating Systems Ltd. (a)	95,383	3,011,241
Chemours Co.	25,192	732,331
		$7,291,137
Telecommunications - Wireless – 1.4%
KDDI Corp.	352,900	$11,020,278
PT Telekom Indonesia	4,019,600	1,164,506
T-Mobile US, Inc. (a)	47,099	6,777,546
		$18,962,330

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.5%
France Telecom		153,174	$1,994,333
Hellenic Telecommunications Organization S.A.		132,021	1,927,530
Quebecor, Inc., “B”		102,436	2,643,973
			$6,565,836
Tobacco – 1.0%
British American Tobacco PLC		120,231	$4,441,710
Japan Tobacco, Inc.		119,900	2,579,803
Philip Morris International, Inc.		74,844	7,482,155
			$14,503,668
Utilities - Electric Power – 2.3%
Duke Energy Corp.		29,003	$2,867,817
E.ON SE		669,242	8,852,940
Edison International		66,660	4,906,176
Iberdrola S.A.		435,682	5,652,367
National Grid PLC		298,880	4,287,197
PG&E Corp. (a)		250,693	4,289,357
Vistra Corp.		29,333	699,885
			$31,555,739
Total Common Stocks (Identified Cost, $576,422,073)			$815,090,147
Bonds – 38.9%
Aerospace & Defense – 0.1%
Boeing Co., 5.805%, 5/01/2050		$582,000	$578,884
Raytheon Technologies Corp., 2.82%, 9/01/2051		1,906,000	1,311,631
			$1,890,515
Alcoholic Beverages – 0.1%
Pernod Ricard S.A., 3.75%, 11/02/2032	EUR	700,000	$783,718
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$703,000	$582,173
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)		$7,225,269	$392,361
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	1,000,000	993,368
ACREC 2021-FL1 Ltd., “C”, FLR, 7.109% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$1,125,500	1,038,383
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		808,500	783,611

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.197% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	$1,320,000	$1,273,117
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.454% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	501,908	498,173
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.437% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	423,000	405,064
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	289,000	272,500
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.897% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	857,500	801,853
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 6.85% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	1,712,000	1,636,574
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.05% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,648,500	1,528,607
AREIT 2022-CRE6 Trust, “B”, FLR, 6.608% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	620,000	587,679
AREIT 2022-CRE6 Trust, “C”, FLR, 6.908% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	312,000	290,358
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.734%, 4/15/2053 (i)	1,432,370	102,023
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.417%, 7/15/2054 (i)	5,838,498	397,220
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.744%, 2/15/2054 (i)	5,359,629	479,149
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055	584,994	621,934
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.268%, 3/15/2054 (i)	4,606,565	280,747
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	10,651,990	520,543
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	13,960,193	1,000,386
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.392%, 8/15/2054 (i)	13,176,788	954,278
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.943%, 11/15/2055	226,000	231,906
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)	522,000	549,027
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	388,000	376,975
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.247% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	352,000	329,138
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	193,581	183,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	$308,729	$288,674
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.247% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,400,000	1,318,141
BXMT 2021-FL4 Ltd., “B”, FLR, 6.498% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	1,996,500	1,863,570
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	519,188	488,680
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027	795,000	774,106
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	367,188	333,183
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	647,000	647,889
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	325,248	325,197
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.887%, 4/15/2054 (i)	6,780,027	289,378
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)	6,601,908	364,423
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.15%, 6/15/2064 (i)	6,182,548	363,714
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065	1,304,000	1,146,039
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)	1,579,000	1,530,611
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	627,741	626,032
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.056% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	592,000	571,046
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.498% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)	1,454,000	1,358,174
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	750,000	708,949
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	782,000	733,286
MF1 2021-FL5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	1,360,000	1,314,794
MF1 2021-FL5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,977,500	1,907,484
MF1 2021-FL5 Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	225,000	210,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “AS”, FLR, 6.409% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		$2,200,000	$2,117,897
MF1 2021-FL6 Ltd., “B”, FLR, 6.609% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,400,000	1,329,449
MF1 2022-FL8 Ltd., “A”, FLR, 6.132% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		500,000	487,000
MF1 2022-FL8 Ltd., “B”, FLR, 6.732% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	565,505
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.417%, 5/15/2054 (i)		4,665,637	316,594
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.34%, 6/15/2054 (i)		9,692,125	602,351
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.056% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	525,464
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	530,000	611,395
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 6.159% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		$1,400,000	1,367,105
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.409% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,321,882
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.347% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	681,623
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.658%, 8/15/2054 (i)		6,883,314	569,554
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.6% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		269,000	268,810
			$44,456,322
Automotive – 0.0%
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$366,000	$385,020
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$664,308
Prosus N.V., 3.68%, 1/21/2030 (n)		587,000	499,918
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,900,000	1,512,843
Walt Disney Co., 3.5%, 5/13/2040		$658,000	559,465
Warnermedia Holdings, Inc., 4.279%, 3/15/2032		1,343,000	1,192,799
			$4,429,333
Brokerage & Asset Managers – 0.1%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$292,000	$283,379
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	271,599
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	674,680

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4%, 3/15/2029 (n)		$662,000	$594,592
			$1,824,250
Building – 0.1%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	$776,271
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	833,359
			$1,609,630
Business Services – 0.2%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	825,000	$816,821
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	239,154
Mastercard, Inc., 3.85%, 3/26/2050		542,000	480,120
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	731,572
			$2,267,667
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$482,000	$476,467
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		895,000	677,773
Comcast Corp., 3.75%, 4/01/2040		675,000	582,564
SES S.A., 3.5%, 1/14/2029	EUR	580,000	587,625
			$2,324,429
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$408,299
LYB International Finance III, LLC, 4.2%, 5/01/2050		306,000	237,273
Nutrien Ltd., 4.9%, 3/27/2028		349,000	350,431
Sherwin-Williams Co., 3.8%, 8/15/2049		305,000	237,213
			$1,233,216
Computer Software – 0.0%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$577,038
Computer Software - Systems – 0.1%
Apple, Inc., 2.9%, 9/12/2027		$608,000	$584,110
Apple, Inc., 4.5%, 2/23/2036		204,000	211,787
			$795,897

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.3%
ABB Finance B.V., 3.375%, 1/16/2031	EUR	320,000	$347,852
nVent Finance S.à r.l., 5.65%, 5/15/2033 (w)		$452,000	456,439
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		1,007,000	1,016,562
Siemens Financieringsmaatschappij N.V., 3.625%, 2/24/2043	EUR	600,000	650,479
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,743,000	1,730,232
			$4,201,564
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	1,200,000	$936,267
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$931,000	966,491
			$1,902,758
Consumer Services – 0.0%
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	445,000	$520,857
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$629,052
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	840,000	815,522
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,160,000	1,012,118
			$2,456,692
Electronics – 0.1%
Broadcom, Inc., 3.137%, 11/15/2035 (n)		$859,000	$665,004
Emerging Market Quasi-Sovereign – 0.5%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$817,000	$635,668
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	807,000	826,923
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		$437,000	432,451
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)(w)		314,000	315,570
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		675,000	590,069
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	716,475
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		609,000	560,687
Qatar Petroleum, 3.125%, 7/12/2041		776,000	610,130
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		612,000	614,706
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	2,200,000	1,684,815
			$6,987,494

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 5.6%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,470,094
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	131,835,000	3,051,878
People's Republic of China, 3.03%, 3/11/2026	CNY	125,550,000	18,416,972
People's Republic of China, 3.13%, 11/21/2029		24,230,000	3,587,410
Republic of Hungary, 5.5%, 6/16/2034 (n)		$640,000	625,956
Republic of Indonesia, 3.55%, 3/31/2032		990,000	919,374
Republic of Korea, 2.125%, 6/10/2027	KRW	9,100,000,000	6,487,973
Republic of Korea, 2.375%, 12/10/2027		1,900,000,000	1,362,242
Republic of Korea, 1.875%, 6/10/2029		25,986,970,000	17,845,773
Republic of Korea, 1.375%, 6/10/2030		14,311,200,000	9,355,979
State of Qatar, 4.4%, 4/16/2050		$299,000	279,939
United Mexican States, 7.5%, 6/03/2027	MXN	154,900,000	8,146,347
United Mexican States, 2.659%, 5/24/2031		$943,000	796,049
United Mexican States, 7.75%, 5/29/2031	MXN	66,000,000	3,443,769
United Mexican States, 6.338%, 5/04/2053		$433,000	446,448
United Mexican States, 3.771%, 5/24/2061		1,036,000	713,419
			$77,949,622
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,216,521
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$489,000	$497,473
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	860,000	818,470
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	584,705
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	600,000	623,406
			$2,524,054
Engineering - Construction – 0.0%
Arcadis N.V., 4.875%, 2/28/2028	EUR	477,000	$532,426
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		$293,000	$220,060
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	507,162
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		285,000	236,167
CTP N.V., 0.875%, 1/20/2026	EUR	850,000	785,736
EXOR N.V., 0.875%, 1/19/2031		720,000	620,485
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	348,959
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	718,650

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	275,000	$199,119
P3 Group S.à r.l., 1.625%, 1/26/2029		680,000	574,515
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		610,000	589,959
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	392,490
SBB Treasury Oyj, 1.125%, 11/26/2029		450,000	288,305
VGP N.V., 1.5%, 4/08/2029		1,000,000	749,354
			$6,230,961
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$974,000	$965,063
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		446,000	430,589
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	553,158
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	635,351
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	924,634
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	332,050
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		621,000	530,905
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,121,000	1,094,425
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		1,680,000	1,428,126
			$6,894,301
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$796,000	$678,705
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,065,000	1,018,023
			$1,696,728
Industrial – 0.0%
Investor AB, 2.75%, 6/10/2032	EUR	240,000	$249,153
Insurance – 0.4%
Aflac, Inc., 3.6%, 4/01/2030		$213,000	$200,803
AIA Group Ltd., 0.88%, 9/09/2033	EUR	843,000	731,190
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		900,000	1,037,860
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		870,000	962,008
Axa S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		580,000	638,655
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$1,179,000	973,858
Equitable Holdings, Inc., 5.594%, 1/11/2033		882,000	876,786

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	550,000	$606,072
			$6,027,232
Insurance - Health – 0.0%
Humana, Inc., 5.5%, 3/15/2053		$193,000	$196,852
UnitedHealth Group, Inc., 4.625%, 7/15/2035		184,000	185,715
			$382,567
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 5.125%, 3/27/2033		$586,000	$588,756
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		244,000	206,234
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		718,000	578,129
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		241,000	205,764
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	732,898
			$2,311,781
International Market Quasi-Sovereign – 0.8%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75% to 10/31/2027, FLR (EUR Swap Rate - 1yr. + 2.75%) to 10/31/2028	EUR	800,000	$908,664
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040		195,000	153,588
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		800,000	693,030
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,000,000	913,519
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.323%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 4.073%) to 12/31/2165	GBP	800,000	828,349
EnBW International Finance B.V., 3.5%, 7/24/2028	EUR	570,000	623,832
EnBW International Finance B.V., 4.049%, 11/22/2029		200,000	224,999
ESB Finance DAC, 1%, 7/19/2034		930,000	781,922

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037	EUR	1,938,000	$1,652,107
La Banque Postale S.A., 4%, 5/03/2028		1,300,000	1,431,378
La Banque Postale S.A., 4.375%, 1/17/2030		900,000	980,254
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	598,647
NBN Co. Ltd., 4.375%, 3/15/2033		353,000	397,942
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	753,152
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	249,448
			$11,190,831
International Market Sovereign – 9.4%
Commonwealth of Australia, 2.75%, 11/21/2028	AUD	8,065,000	$5,237,840
Commonwealth of Australia, 1%, 11/21/2031		6,124,000	3,357,426
Commonwealth of Australia, 3.25%, 6/21/2039		2,408,000	1,505,039
Federal Republic of Germany, 1.7%, 8/15/2032	EUR	1,220,000	1,279,371
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	359,062
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,334,154
Government of Canada, 1.25%, 3/01/2027	CAD	4,316,000	2,972,508
Government of Canada, 2%, 6/01/2032		2,769,000	1,907,449
Government of Canada, 2%, 12/01/2051		1,792,000	1,079,022
Government of Japan, 0.1%, 12/20/2026	JPY	1,912,350,000	14,087,203
Government of Japan, 2.1%, 12/20/2027		1,621,250,000	13,002,486
Government of Japan, 1.7%, 6/20/2033		308,850,000	2,546,287
Government of Japan, 2.3%, 3/20/2040		206,150,000	1,842,285
Government of Japan, 1.7%, 6/20/2044		852,450,000	6,987,406
Government of Japan, 0.3%, 6/20/2046		398,650,000	2,427,480
Government of Japan, 1.6%, 12/20/2052		710,250,000	5,598,644
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	3,400,000	3,744,415
Kingdom of Belgium, 0.4%, 6/22/2040		3,016,000	2,063,589
Kingdom of Spain, 1.25%, 10/31/2030		2,908,000	2,803,310
Kingdom of Spain, 2.55%, 10/31/2032		9,419,000	9,742,576
Kingdom of Spain, 3.15%, 4/30/2033		6,290,000	6,802,354
Kingdom of Spain, 3.9%, 7/30/2039 (n)		3,037,000	3,401,848
Kingdom of Spain, 1%, 10/31/2050		4,760,000	2,760,603
Kingdom of Sweden, 1.75%, 11/11/2033	SEK	79,675,000	7,372,873
Republic of Finland, 3%, 9/15/2033	EUR	1,493,000	1,647,078
Republic of Italy, 0.5%, 7/15/2028		14,259,000	13,402,518
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	5,898,000	6,717,986
United Kingdom Treasury, 1.25%, 10/22/2041		3,359,000	2,693,483

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, 1.25%, 7/31/2051	GBP	2,927,991	$1,957,187
			$130,633,482
Local Authorities – 0.2%
City of Oslo, 2.17%, 5/18/2029	NOK	15,000,000	$1,273,917
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	554,165
Province of British Columbia, 2.95%, 6/18/2050		600,000	368,556
			$2,196,638
Machinery & Tools – 0.0%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$621,000	$575,966
Major Banks – 2.3%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,034,000	$807,728
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		922,000	928,129
Bank of America Corp., 0.694%, 3/22/2031	EUR	950,000	828,056
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,617,000	1,351,210
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	300,000	391,152
Barclays Bank PLC, 5.235%, 8/14/2171		$910,000	809,900
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	700,000	766,992
BNP Paribas S.A., FLR, 5.284% (LIBOR - 6mo. + 0.075%), 3/23/2172		$720,000	604,843
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		1,471,000	1,170,641
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		268,000	206,092
Credit Suisse AG (London), 2.125%, 5/31/2024	EUR	730,000	778,555
Credit Suisse AG (London), 5.5%, 8/20/2026		460,000	516,576
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		790,000	948,846
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$940,000	767,893
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		362,000	279,398
HSBC Bank PLC, 5.46%, 3/18/2171		310,000	306,023
HSBC Bank PLC, 5.251%, 6/11/2171		150,000	148,125
HSBC Bank PLC, 5.401%, 12/19/2171		410,000	404,741
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		1,029,000	958,142

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4.375%, 11/23/2026		$510,000	$493,855
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170		702,000	589,680
ING Groep N.V., 1%, 11/16/2032	EUR	800,000	728,902
ING Groep N.V., 6.25%, 5/20/2033	GBP	800,000	982,310
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$581,000	517,354
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		732,000	590,033
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		677,000	481,325
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	1,000,000	851,284
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		$2,681,000	2,465,890
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	394,720
Morgan Stanley, 3.125%, 7/27/2026		534,000	507,699
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		1,063,000	956,067
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		423,000	386,904
Nationwide Building Society, 6.178% to 12/07/2026, FLR (SONIA + 2.213%) to 12/07/2027	GBP	210,000	267,731
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034	EUR	490,000	543,419
NatWest Group PLC, 4.5%, 3/31/2171	GBP	572,000	535,401
Société Générale S.A., 4.25%, 12/06/2030	EUR	600,000	644,076
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		940,000	850,554
Toronto-Dominion Bank, 4.108%, 6/08/2027		$884,000	860,271
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,622,000	1,289,300
Unicaja Banco S.A., 1%, 12/01/2026	EUR	700,000	690,882
Unicaja Banco S.A., 5.13% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		700,000	749,887
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$1,030,000	937,226
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		775,000	676,466
Wells Fargo & Co., 3.9%, 5/01/2045		316,000	257,432
			$31,221,710

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.5%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	460,000	$474,954
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$231,000	183,372
Becton, Dickinson and Co., 4.298%, 8/22/2032		326,000	316,451
CVS Health Corp., 5.625%, 2/21/2053		672,000	675,200
HCA, Inc., 5.125%, 6/15/2039		399,000	375,174
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		589,000	574,902
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	514,793
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	479,744
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	836,741
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	575,701
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	630,000	440,510
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,119,000	994,244
			$6,441,786
Medical Equipment – 0.1%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	630,000	$609,595
Boston Scientific Corp., 2.65%, 6/01/2030		$564,000	498,881
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028	EUR	640,000	614,363
			$1,722,839
Metals & Mining – 0.2%
Anglo American Capital PLC, 4.5%, 9/15/2028	EUR	160,000	$179,274
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$572,000	580,298
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	730,000	804,146
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		$808,000	682,438
			$2,246,156
Midstream – 0.3%
Enbridge, Inc., 5.7%, 3/08/2033		$537,000	$557,669
Energy Transfer LP, 5.55%, 2/15/2028		478,000	487,361
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		971,374	841,468
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,177,846
Targa Resources Corp., 4.2%, 2/01/2033		107,000	97,211
Targa Resources Corp., 4.95%, 4/15/2052		649,000	537,844
			$3,699,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 3.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046	$3,083,578	$3,074,155
Fannie Mae, 5.5%, 1/01/2037	11,409	11,822
Fannie Mae, 6%, 9/01/2037 - 6/01/2038	122,515	126,826
Fannie Mae, 5%, 4/01/2040 - 8/01/2040	827,123	840,650
Fannie Mae, 4%, 11/01/2040 - 2/01/2041	938,962	912,336
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046	1,452,526	1,371,548
Fannie Mae, UMBS, 2.5%, 4/01/2037 - 5/01/2052	8,956,562	7,773,452
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052	3,155,728	2,841,427
Fannie Mae, UMBS, 2%, 3/01/2042 - 7/01/2052	2,645,229	2,227,631
Fannie Mae, UMBS, 1.5%, 4/01/2052	1,059,707	836,575
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 7/01/2052	45,502	42,350
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052	2,637,463	2,659,338
Fannie Mae, UMBS, 6%, 12/01/2052	174,983	178,362
Freddie Mac, 1.481%, 3/25/2027 (i)	1,523,000	71,890
Freddie Mac, 3.224%, 3/25/2027	1,500,000	1,449,120
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,769,676
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,486,184
Freddie Mac, 1.916%, 4/25/2030 (i)	3,170,226	332,156
Freddie Mac, 1.985%, 4/25/2030 (i)	2,614,093	276,993
Freddie Mac, 1.768%, 5/25/2030 (i)	3,298,344	321,381
Freddie Mac, 1.907%, 5/25/2030 (i)	7,375,798	773,194
Freddie Mac, 1.436%, 6/25/2030 (i)	3,056,884	244,997
Freddie Mac, 1.704%, 8/25/2030 (i)	2,713,457	259,833
Freddie Mac, 1.263%, 9/25/2030 (i)	1,752,322	125,392
Freddie Mac, 1.172%, 11/25/2030 (i)	3,594,105	241,439
Freddie Mac, 0.42%, 1/25/2031 (i)	13,664,169	267,592
Freddie Mac, 0.612%, 3/25/2031 (i)	16,745,293	534,418
Freddie Mac, 1.039%, 7/25/2031 (i)	3,177,082	200,955
Freddie Mac, 0.632%, 9/25/2031 (i)	13,281,588	466,125
Freddie Mac, 0.955%, 9/25/2031 (i)	4,021,884	233,005
Freddie Mac, 0.665%, 12/25/2031 (i)	3,294,996	129,602
Freddie Mac, 4.35%, 1/25/2033	202,666	205,362
Freddie Mac, 5.5%, 7/01/2037	21,787	22,600
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	945,389	949,772
Freddie Mac, 5%, 7/01/2041	341,212	348,391
Freddie Mac, UMBS, 3.5%, 1/01/2047	640,018	605,645
Freddie Mac, UMBS, 3%, 6/01/2050 - 6/01/2052	1,091,206	982,486
Freddie Mac, UMBS, 2%, 1/01/2051 - 12/01/2051	97,815	81,439
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 4/01/2052	915,522	794,987
Freddie Mac, UMBS, 4%, 5/01/2052	142,328	137,160
Freddie Mac, UMBS, 6%, 11/01/2052	506,082	516,324
Ginnie Mae, 5%, 5/15/2040 - 1/20/2053	340,986	343,598
Ginnie Mae, 3.5%, 6/20/2043 - 11/20/2052	497,610	476,697

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 2.5%, 8/20/2051 - 5/20/2052	$1,397,844	$1,235,761
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	2,479,714	2,264,193
Ginnie Mae, 2%, 1/20/2052	875,928	749,918
Ginnie Mae, 4%, 9/20/2052 - 10/20/2052	1,460,583	1,404,105
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,457,896	1,430,319
Ginnie Mae, TBA, 2.5%, 5/15/2053	525,000	463,835
Ginnie Mae, TBA, 3.5%, 5/15/2053	1,400,000	1,314,141
Ginnie Mae, TBA, 5%, 5/15/2053	475,000	472,866
Ginnie Mae, TBA, 5.5%, 5/15/2053	825,000	830,543
UMBS, TBA, 2%, 5/25/2053	3,450,000	2,870,036
		$53,580,602
Municipals – 0.7%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047	$735,000	$736,256
Connecticut Higher Education Supplemental Loan Authority Rev. Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034	1,200,000	1,145,665
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	1,045,000	987,448
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037	1,235,000	1,137,505
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 4.949%, 7/01/2038	1,815,000	1,784,046
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	1,080,000	1,100,994
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	585,000	489,090
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047	1,005,000	980,941
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	445,000	487,790
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030	992,000	925,471
		$9,775,206

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$791,415
Engie S.A., 4.25%, 1/11/2043	EUR	100,000	109,134
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		$710,000	542,092
NiSource, Inc., 5.25%, 3/30/2028		142,000	145,038
			$1,587,679
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	970,000	$875,464
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,140,000	985,522
			$1,860,986
Network & Telecom – 0.1%
AT&T, Inc., 3.5%, 9/15/2053		$246,000	$176,437
Orange S.A., 3.625%, 11/16/2031	EUR	900,000	1,005,253
Verizon Communications, Inc., 3.55%, 3/22/2051		$388,000	294,312
			$1,476,002
Oils – 0.1%
Neste Oyj, 0.75%, 3/25/2028	EUR	1,000,000	$962,417
Neste Oyj, 3.875%, 3/16/2029		220,000	245,192
Phillips 66, 4.875%, 11/15/2044		$300,000	282,584
			$1,490,193
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	730,000	$836,205
Arion Banki HF, 4.875%, 12/21/2024		1,080,000	1,161,872
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		700,000	774,749
BPCE S.A., 4.625% to 3/02/2029, FLR (EURIBOR - 3mo. + 1.6%) to 3/02/2030		500,000	557,252
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$960,000	750,355
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	400,000	490,682
Cooperatieve Rabobank U.A., 4.233% to 4/25/2028, FLR (EURIBOR - 3mo. + 1.15%) to 4/25/2029	EUR	700,000	773,311
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028		400,000	387,421
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		200,000	201,680
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	600,000	725,485

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	400,000	$325,520
Deutsche Bank AG, 4%, 6/24/2032		700,000	665,653
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	918,474
Groupe BPCE S.A., 1.75%, 2/02/2034	EUR	900,000	803,017
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		1,000,000	806,693
KBC Group N.V., 4.375% to 4/19/2029, FLR (EURIBOR - 3mo. + 1.38%) to 4/19/2030		300,000	332,579
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	640,000	732,360
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$301,000	285,525
Skipton Building Society, 6.25%, 4/25/2029	GBP	740,000	922,118
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		650,000	758,019
			$13,208,970
Pharmaceuticals – 0.1%
Amgen, Inc., 5.25%, 3/02/2030		$418,000	$429,305
Amgen, Inc., 5.6%, 3/02/2043		579,000	595,793
			$1,025,098
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033		$698,000	$670,572
Waste Management, Inc., 4.625%, 2/15/2033		815,000	825,177
			$1,495,749
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$881,000	$878,144
Printing & Publishing – 0.1%
Wolters Kluwer N.V., 3.75%, 4/03/2031	EUR	690,000	$768,808
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$602,717
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	328,361
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	659,485
			$1,590,563

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$563,938
Lexington Realty Trust Co., 2.7%, 9/15/2030		881,000	713,879
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		699,000	571,663
			$1,849,480
Real Estate - Retail – 0.2%
Regency Centers Corp., 3.7%, 6/15/2030		$286,000	$262,016
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		531,000	485,669
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	682,885
WEA Finance LLC, 2.875%, 1/15/2027 (n)		800,000	699,219
			$2,129,789
Restaurants – 0.0%
McDonald's Corp., 4.25%, 3/07/2035	EUR	560,000	$632,705
Retailers – 0.1%
AutoZone, Inc., 4.75%, 8/01/2032		$326,000	$324,358
Home Depot, Inc., 4.875%, 2/15/2044		496,000	493,679
Home Depot, Inc., 3.625%, 4/15/2052		723,000	589,230
			$1,407,267
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$699,000	$595,461
Specialty Stores – 0.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$696,000	$577,077
Supranational – 0.7%
Corporacion Andina de Fomento, 4.5%, 3/07/2028	EUR	790,000	$886,952
European Financial Stability Facility, 3.375%, 4/03/2037		978,000	1,094,664
European Stability Mechanism, 1%, 6/23/2027		1,510,000	1,537,918
European Stability Mechanism, 0.5%, 3/05/2029		1,620,000	1,554,517
European Stability Mechanism, 0.01%, 10/15/2031		4,489,000	3,865,298
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	294,660
			$9,234,009
Telecommunications - Wireless – 0.3%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025		$501,000	$463,621
Crown Castle, Inc., REIT, 4.45%, 2/15/2026		483,000	478,157
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		765,000	688,834
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,004,000	945,318
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	650,000	561,890

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 5.625%, 2/10/2053		$581,000	$573,562
			$3,711,382
Telephone Services – 0.2%
Telstra Group Ltd., 3.75%, 5/04/2031	EUR	873,000	$970,097
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	1,139,257
			$2,109,354
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	650,000	$596,413
Philip Morris International, Inc., 5.125%, 11/17/2027		$945,000	967,677
			$1,564,090
Transportation - Services – 0.4%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	730,000	$793,542
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		800,000	711,727
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		882,000	975,833
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		870,000	971,931
Triton International Ltd., 3.15%, 6/15/2031 (n)		$769,000	609,802
United Parcel Service, 5.05%, 3/03/2053		1,219,000	1,255,986
			$5,318,821
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$25,470	$25,237
U.S. Treasury Obligations – 1.9%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$22,415,000	$14,897,219
U.S. Treasury Bonds, 2.375%, 11/15/2049		3,144,000	2,431,810
U.S. Treasury Notes, 2.75%, 8/15/2032		9,887,000	9,357,119
			$26,686,148
Utilities - Electric Power – 1.2%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$684,000	$580,629
American Electric Power Co., Inc., 5.625%, 3/01/2033		367,000	384,460
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,077,882
Duke Energy Corp., 3.75%, 9/01/2046		$515,000	404,434
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,050,000	1,331,902
Enel Americas S.A., 4%, 10/25/2026		$3,133,000	3,056,147
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		580,000	460,544
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	420,000	448,901

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	$395,188
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	645,000	611,788
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	816,026
Evergy, Inc., 2.9%, 9/15/2029		$881,000	792,820
Florida Power & Light Co., 2.875%, 12/04/2051		549,000	391,571
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	643,009
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	820,000	641,212
National Grid PLC, 3.875%, 1/16/2029	EUR	410,000	453,063
National Grid PLC, 4.275%, 1/16/2035		390,000	427,360
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$398,000	404,617
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		948,000	987,412
Southern California Edison Co., 3.65%, 2/01/2050		478,000	371,893
Southern Co., 1.875%, 9/15/2081	EUR	100,000	86,630
Virginia Electric & Power Co., 3.5%, 3/15/2027		$1,001,000	968,258
Xcel Energy, Inc., 4.6%, 6/01/2032		351,000	344,807
			$16,080,553
Total Bonds (Identified Cost, $568,125,244)			$538,497,103
Preferred Stocks – 0.8%
Computer Software - Systems – 0.0%
Samsung Electronics Co. Ltd.		21,626	$905,697
Consumer Products – 0.6%
Henkel AG & Co. KGaA		100,370	$8,104,600
Metals & Mining – 0.2%
Gerdau S.A.		499,285	$2,520,549
Total Preferred Stocks (Identified Cost, $8,595,486)			$11,530,846
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5% (Identified Cost, $1,472,916)		13,573	$1,706,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $23,293,023)	23,292,326	$23,296,984

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2023 @ 5.5%	Put	BNP Paribas S.A.	$ 4,139,469	EUR 3,640,000	$2,307
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2023 @ 5.5%	Put	Goldman Sachs International	4,139,469	3,640,000	2,306
Total Purchased Options (Premiums Paid, $52,492)					$4,613

Other Assets, Less Liabilities – (0.3)%	(3,585,551)
Net Assets – 100.0%	$1,386,540,675

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,296,984 and $1,366,829,242, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,010,721, representing 5.1% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	2,610,060	USD	2,938,955	Merrill Lynch International	7/21/2023	$7,924
CLP	230,670,610	USD	275,773	Goldman Sachs International	6/02/2023	8,669
DKK	8,708,598	USD	1,288,611	State Street Bank Corp.	7/21/2023	5,762
EUR	2,138,763	USD	2,357,911	HSBC Bank	7/21/2023	9,533
EUR	1,077,030	USD	1,187,091	Merrill Lynch International	7/21/2023	5,097
EUR	836,161	USD	922,457	State Street Bank Corp.	7/21/2023	3,109
EUR	29,235,063	USD	32,204,209	UBS AG	7/21/2023	156,725
GBP	2,368,427	USD	2,967,707	Brown Brothers Harriman	7/21/2023	13,496
GBP	6,621,283	USD	8,253,260	HSBC Bank	7/21/2023	81,127
GBP	496,210	USD	619,612	JPMorgan Chase Bank N.A.	7/21/2023	4,982
GBP	402,053	USD	504,296	State Street Bank Corp.	7/21/2023	1,779
HUF	162,983,000	USD	467,440	Goldman Sachs International	7/21/2023	2,550
IDR	36,992,338,010	USD	2,459,924	Citibank N.A.	5/10/2023	61,067
IDR	20,222,470,150	USD	1,349,766	Morgan Stanley Capital Services, Inc.	5/10/2023	28,375
ILS	3,400,000	USD	931,935	Morgan Stanley Capital Services, Inc.	7/20/2023	7,735
PLN	4,899,803	USD	1,152,223	Barclays Bank PLC	7/21/2023	19,624
SEK	1,977,000	USD	192,094	State Street Bank Corp.	7/21/2023	1,482
THB	33,982,252	USD	997,425	Barclays Bank PLC	7/19/2023	6,293
THB	117,563,348	USD	3,439,939	JPMorgan Chase Bank N.A.	6/13/2023	20,815
USD	9,977,029	AUD	14,776,558	State Street Bank Corp.	7/21/2023	165,568
USD	1,358,843	CAD	1,824,654	Goldman Sachs International	7/21/2023	9,907
USD	2,441,948	CAD	3,273,685	HSBC Bank	7/21/2023	21,769
USD	51,004	EUR	45,905	Barclays Bank PLC	7/21/2023	190
USD	555,525	EUR	500,054	Deutsche Bank AG	7/21/2023	2,004
USD	1,421,058	EUR	1,280,034	HSBC Bank	7/21/2023	4,160
USD	1,777,947	EUR	1,601,808	JPMorgan Chase Bank N.A.	7/21/2023	4,870
USD	869,368	EUR	784,669	Morgan Stanley Capital Services, Inc.	7/21/2023	800
USD	221,641	EUR	200,000	State Street Bank Corp.	7/21/2023	257
USD	1,647,978	JPY	219,170,981	Barclays Bank PLC	7/21/2023	19,176
USD	245,138	JPY	32,417,310	UBS AG	7/21/2023	4,224
USD	2,743,376	KRW	3,513,167,366	Barclays Bank PLC	5/10/2023	117,414
USD	16,064,143	KRW	21,342,429,518	Barclays Bank PLC	7/10/2023	51,025
USD	10,804,064	KRW	14,189,873,707	Citibank N.A.	7/10/2023	157,473
USD	8,004,424	KRW	10,389,415,410	Merrill Lynch International	6/15/2023	221,058
USD	665,861	KRW	865,619,403	Morgan Stanley Capital Services, Inc.	6/15/2023	17,371
USD	1,354,387	NOK	14,266,207	UBS AG	7/21/2023	10,470
USD	2,785,031	SGD	3,704,370	Merrill Lynch International	7/21/2023	306
USD	4,401,530	TWD	130,773,337	Barclays Bank PLC	5/05/2023	146,265
USD	3,968,960	TWD	119,837,996	Citibank N.A.	5/23/2023	60,884
						$1,461,335

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	2,001,472	USD	1,351,420	Merrill Lynch International	7/21/2023	$(22,466)
AUD	1,310,354	USD	882,845	UBS AG	7/21/2023	(12,785)
CAD	3,761,492	USD	2,811,828	Merrill Lynch International	7/21/2023	(31,022)
CAD	1,688,358	USD	1,267,867	Morgan Stanley Capital Services, Inc.	7/21/2023	(19,692)
CNH	137,791,076	USD	20,189,068	Barclays Bank PLC	7/21/2023	(164,561)
COP	2,054,532,379	USD	450,849	Barclays Bank PLC	7/21/2023	(21,452)
CZK	19,003,547	USD	887,770	Merrill Lynch International	7/21/2023	(1,115)
EUR	820,180	USD	911,082	Brown Brothers Harriman	7/21/2023	(3,207)
EUR	1,637,828	USD	1,816,566	State Street Bank Corp.	7/21/2023	(3,618)
JPY	3,350,759,854	USD	25,500,960	UBS AG	7/21/2023	(599,286)
NOK	61,596,842	USD	5,868,613	HSBC Bank	7/21/2023	(66,018)
NZD	1,537,956	USD	954,365	UBS AG	7/21/2023	(3,678)
SGD	5,242,672	USD	3,941,968	BNP Paribas S.A.	7/21/2023	(839)
USD	1,175,538	AUD	1,774,255	HSBC Bank	7/21/2023	(2,547)
USD	1,768,552	AUD	2,666,291	JPMorgan Chase Bank N.A.	7/21/2023	(1,834)
USD	450,640	AUD	680,911	Merrill Lynch International	7/21/2023	(1,477)
USD	548,245	EUR	497,321	Brown Brothers Harriman	7/21/2023	(2,251)
USD	4,972,515	EUR	4,508,359	HSBC Bank	7/21/2023	(17,887)
USD	670,322	EUR	608,695	JPMorgan Chase Bank N.A.	7/21/2023	(3,456)
USD	4,210,113	EUR	3,823,921	Merrill Lynch International	7/21/2023	(22,668)
USD	14,084,522	EUR	12,788,066	Morgan Stanley Capital Services, Inc.	7/21/2023	(70,870)
USD	772,882	EUR	699,746	State Street Bank Corp.	7/21/2023	(1,681)
USD	2,035,666	EUR	1,846,946	UBS AG	7/21/2023	(8,758)
USD	585,554	GBP	471,527	HSBC Bank	7/21/2023	(7,970)
USD	917,366	GBP	737,092	JPMorgan Chase Bank N.A.	7/21/2023	(10,432)
USD	14,376,129	GBP	11,489,004	State Street Bank Corp.	7/21/2023	(85,392)
USD	922,570	MXN	16,986,426	HSBC Bank	7/21/2023	(6,710)
USD	1,011,840	SEK	10,344,284	HSBC Bank	7/21/2023	(1,008)
USD	4,691,291	SEK	48,288,960	State Street Bank Corp.	7/21/2023	(36,861)
						$(1,231,541)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	42	$3,403,229	June – 2023	$35,457
Canadian Treasury Bond 10 yr	Long	CAD	97	9,026,652	June – 2023	243,801
Canadian Treasury Bond 5 yr	Long	CAD	197	16,558,556	June – 2023	190,313
Euro-Buxl 30 yr	Long	EUR	60	9,222,903	June – 2023	516,875
U.S. Treasury Note 10 yr	Long	USD	203	23,386,234	June – 2023	339,235

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 2 yr	Short	USD	150	$30,924,609	June – 2023	$45,964
U.S. Treasury Ultra Bond	Long	USD	32	4,525,000	June – 2023	162,040
						$1,533,685
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	392	$50,956,528	June – 2023	$(1,158,913)
Euro-BTP 10 yr	Short	EUR	100	12,655,322	June – 2023	(399,116)
Euro-Bund 10 yr	Short	EUR	4	597,494	June – 2023	(4,681)
Euro-Schatz 2 yr	Short	EUR	182	21,192,678	June – 2023	(144,070)
Long Gilt 10 yr	Long	GBP	56	7,140,552	June – 2023	(102,136)
U.S. Treasury Bond	Short	USD	15	1,974,844	June – 2023	(92,695)
U.S. Treasury Note 5 yr	Short	USD	226	24,801,734	June – 2023	(278,260)
U.S. Treasury Ultra Note 10 yr	Short	USD	41	4,979,578	June – 2023	(156,635)
						$(2,336,506)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	1,020,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$5,697	$153,528	$159,225
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At April 30, 2023, the fund had cash collateral of $29,000 and other liquid securities with an aggregate value of $3,525,756 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $1,669,786 of securities on loan (identified cost, $1,154,668,211)	$1,366,829,242
Investments in affiliated issuers, at value (identified cost, $23,293,023)	23,296,984
Cash	362,617
Foreign currency, at value (identified cost, $28,835)	28,839
Restricted cash for
Forward foreign currency exchange contracts	29,000
Receivables for
Forward foreign currency exchange contracts	1,461,335
Investments sold	10,147,767
TBA sale commitments	2,856,590
Fund shares sold	906,938
Interest and dividends	7,959,084
Uncleared swaps, at value	159,225
Other assets	42,628
Total assets	$1,414,080,249
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,231,541
Net daily variation margin on open futures contracts	151,098
Investments purchased	15,001,385
When-issued investments purchased	762,338
TBA purchase commitments	8,757,276
Fund shares reacquired	1,024,748
Payable to affiliates
Investment adviser	4,868
Administrative services fee	2,281
Shareholder servicing costs	352,556
Distribution and service fees	26,450
Payable for independent Trustees' compensation	3,580
Accrued expenses and other liabilities	221,453
Total liabilities	$27,539,574
Net assets	$1,386,540,675

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$1,163,334,547
Total distributable earnings (loss)	223,206,128
Net assets	$1,386,540,675
Shares of beneficial interest outstanding	83,368,916

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$655,770,725	39,183,443	$16.74
Class B	8,589,468	503,803	17.05
Class C	61,957,276	3,702,443	16.73
Class I	407,468,392	24,682,539	16.51
Class R1	2,437,637	146,788	16.61
Class R2	3,941,141	239,017	16.49
Class R3	12,953,592	777,128	16.67
Class R4	5,396,816	321,896	16.77
Class R6	228,025,628	13,811,859	16.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.76 [100 / 94.25 x $16.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$12,052,222
Interest	9,536,030
Dividends from affiliated issuers	546,115
Other	19,381
Income on securities loaned	14,427
Foreign taxes withheld	(560,461)
Total investment income	$21,607,714
Expenses
Management fee	$5,331,610
Distribution and service fees	1,229,301
Shareholder servicing costs	613,064
Administrative services fee	107,319
Independent Trustees' compensation	12,161
Custodian fee	127,205
Shareholder communications	53,553
Audit and tax fees	46,158
Legal fees	3,304
Miscellaneous	137,649
Total expenses	$7,661,324
Fees paid indirectly	(12,619)
Reduction of expenses by investment adviser and distributor	(681,688)
Net expenses	$6,967,017
Net investment income (loss)	$14,640,697

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $20,567 country tax)	$17,647,456
Affiliated issuers	1,389
Written options	41,818
Futures contracts	2,200,877
Swap agreements	319,667
Forward foreign currency exchange contracts	2,203,423
Foreign currency	160,592
Net realized gain (loss)	$22,575,222
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $9,064 decrease in deferred country tax)	$106,230,298
Affiliated issuers	2,456
Written options	(40,158)
Futures contracts	(4,014,196)
Swap agreements	30,362
Forward foreign currency exchange contracts	(713,790)
Translation of assets and liabilities in foreign currencies	344,336
Net unrealized gain (loss)	$101,839,308
Net realized and unrealized gain (loss)	$124,414,530
Change in net assets from operations	$139,055,227
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$14,640,697	$26,808,907
Net realized gain (loss)	22,575,222	8,752,132
Net unrealized gain (loss)	101,839,308	(289,313,380)
Change in net assets from operations	$139,055,227	$(253,752,341)
Total distributions to shareholders	$(38,986,562)	$(158,295,050)
Change in net assets from fund share transactions	$(79,442,733)	$(58,826,426)
Total change in net assets	$20,625,932	$(470,873,817)
Net assets
At beginning of period	1,365,914,743	1,836,788,560
At end of period	$1,386,540,675	$1,365,914,743
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.57	$19.98	$17.90	$18.51	$17.02	$18.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.24	$0.22	$0.30	$0.27
Net realized and unrealized gain (loss)	1.45	(2.96)	3.22	(0.03)	1.70	(0.81)
Total from investment operations	$1.61	$(2.69)	$3.46	$0.19	$2.00	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.09)	$(0.35)	$(0.29)	$(0.23)	$(0.28)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.44)	$(1.72)	$(1.38)	$(0.80)	$(0.51)	$(0.52)
Net asset value, end of period (x)	$16.74	$15.57	$19.98	$17.90	$18.51	$17.02
Total return (%) (r)(s)(t)(x)	10.50(n)	(14.80)	19.88	1.00	12.03	(3.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.18	1.16	1.17	1.16	1.15
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	2.02(a)	1.59	1.24	1.26	1.70	1.48
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$655,771	$626,577	$810,477	$698,352	$754,092	$731,699
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.89	$20.45	$18.29	$18.88	$17.34	$18.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.14	$0.10	$0.09	$0.17	$0.13
Net realized and unrealized gain (loss)	1.48	(3.03)	3.29	(0.03)	1.73	(0.83)
Total from investment operations	$1.58	$(2.89)	$3.39	$0.06	$1.90	$(0.70)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.20)	$(0.14)	$(0.08)	$(0.13)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.42)	$(1.67)	$(1.23)	$(0.65)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$17.05	$15.89	$20.45	$18.29	$18.88	$17.34
Total return (%) (r)(s)(t)(x)	10.06(n)	(15.43)	18.96	0.26	11.21	(3.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.93	1.91	1.92	1.91	1.90
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84
Net investment income (loss)	1.24(a)	0.80	0.49	0.51	0.96	0.72
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$8,589	$9,966	$17,638	$19,630	$28,393	$36,088
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.61	$20.12	$18.01	$18.60	$17.10	$18.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.14	$0.10	$0.09	$0.17	$0.13
Net realized and unrealized gain (loss)	1.44	(2.98)	3.24	(0.03)	1.70	(0.80)
Total from investment operations	$1.54	$(2.84)	$3.34	$0.06	$1.87	$(0.67)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.20)	$(0.14)	$(0.09)	$(0.14)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.42)	$(1.67)	$(1.23)	$(0.65)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$16.73	$15.61	$20.12	$18.01	$18.60	$17.10
Total return (%) (r)(s)(t)(x)	9.99(n)	(15.43)	19.00	0.28	11.14	(3.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.93	1.91	1.92	1.91	1.90
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84
Net investment income (loss)	1.26(a)	0.81	0.49	0.52	0.96	0.72
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$61,957	$67,989	$116,520	$144,961	$211,090	$255,464
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.37	$19.75	$17.70	$18.31	$16.85	$17.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.31	$0.29	$0.27	$0.34	$0.31
Net realized and unrealized gain (loss)	1.42	(2.93)	3.19	(0.04)	1.67	(0.81)
Total from investment operations	$1.60	$(2.62)	$3.48	$0.23	$2.01	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.13)	$(0.40)	$(0.33)	$(0.27)	$(0.32)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.46)	$(1.76)	$(1.43)	$(0.84)	$(0.55)	$(0.56)
Net asset value, end of period (x)	$16.51	$15.37	$19.75	$17.70	$18.31	$16.85
Total return (%) (r)(s)(t)(x)	10.58(n)	(14.59)	20.23	1.27	12.26	(2.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.93	0.91	0.92	0.91	0.90
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	2.27(a)	1.83	1.49	1.50	1.94	1.75
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$407,468	$420,715	$597,469	$524,907	$569,767	$667,895
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.49	$19.98	$17.90	$18.51	$17.02	$18.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.10	$0.09	$0.17	$0.12
Net realized and unrealized gain (loss)	1.44	(2.97)	3.22	(0.03)	1.69	(0.80)
Total from investment operations	$1.54	$(2.82)	$3.32	$0.06	$1.86	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.21)	$(0.16)	$(0.09)	$(0.14)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.42)	$(1.67)	$(1.24)	$(0.67)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$16.61	$15.49	$19.98	$17.90	$18.51	$17.02
Total return (%) (r)(s)(t)(x)	10.06(n)	(15.43)	18.99	0.23	11.18	(3.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94(a)	1.93	1.91	1.92	1.91	1.90
Expenses after expense reductions (f)	1.84(a)	1.84	1.84	1.84	1.84	1.84
Net investment income (loss)	1.28(a)	0.87	0.49	0.51	0.96	0.65
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$2,438	$2,218	$2,432	$2,396	$2,483	$2,352
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.36	$19.76	$17.71	$18.31	$16.84	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.23	$0.19	$0.18	$0.25	$0.22
Net realized and unrealized gain (loss)	1.43	(2.93)	3.19	(0.04)	1.68	(0.80)
Total from investment operations	$1.57	$(2.70)	$3.38	$0.14	$1.93	$(0.58)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.30)	$(0.23)	$(0.18)	$(0.23)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.44)	$(1.70)	$(1.33)	$(0.74)	$(0.46)	$(0.47)
Net asset value, end of period (x)	$16.49	$15.36	$19.76	$17.71	$18.31	$16.84
Total return (%) (r)(s)(t)(x)	10.33(n)	(14.98)	19.61	0.75	11.74	(3.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44(a)	1.43	1.41	1.42	1.41	1.40
Expenses after expense reductions (f)	1.34(a)	1.34	1.34	1.34	1.34	1.34
Net investment income (loss)	1.76(a)	1.35	0.99	1.00	1.44	1.21
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$3,941	$4,022	$5,047	$4,997	$11,286	$13,788
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.52	$19.92	$17.85	$18.45	$16.97	$18.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.27	$0.24	$0.22	$0.30	$0.26
Net realized and unrealized gain (loss)	1.43	(2.95)	3.21	(0.02)	1.69	(0.80)
Total from investment operations	$1.59	$(2.68)	$3.45	$0.20	$1.99	$(0.54)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.09)	$(0.35)	$(0.29)	$(0.23)	$(0.28)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.44)	$(1.72)	$(1.38)	$(0.80)	$(0.51)	$(0.52)
Net asset value, end of period (x)	$16.67	$15.52	$19.92	$17.85	$18.45	$16.97
Total return (%) (r)(s)(t)(x)	10.41(n)	(14.78)	19.88	1.05	12.01	(3.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19(a)	1.18	1.16	1.17	1.16	1.15
Expenses after expense reductions (f)	1.09(a)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	2.01(a)	1.59	1.24	1.25	1.69	1.47
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$12,954	$16,923	$19,529	$19,799	$20,300	$18,795
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.60	$20.02	$17.93	$18.54	$17.05	$18.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.32	$0.29	$0.27	$0.34	$0.31
Net realized and unrealized gain (loss)	1.44	(2.98)	3.23	(0.04)	1.70	(0.81)
Total from investment operations	$1.63	$(2.66)	$3.52	$0.23	$2.04	$(0.50)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.13)	$(0.40)	$(0.33)	$(0.27)	$(0.32)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.46)	$(1.76)	$(1.43)	$(0.84)	$(0.55)	$(0.56)
Net asset value, end of period (x)	$16.77	$15.60	$20.02	$17.93	$18.54	$17.05
Total return (%) (r)(s)(t)(x)	10.62(n)	(14.59)	20.19	1.25	12.30	(2.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.93	0.91	0.92	0.91	0.90
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	2.28(a)	1.88	1.50	1.51	1.95	1.71
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$5,397	$5,018	$6,058	$6,461	$7,570	$7,514
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$15.37	$19.75	$17.71	$18.32	$16.85	$17.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.33	$0.31	$0.28	$0.35	$0.33
Net realized and unrealized gain (loss)	1.42	(2.93)	3.18	(0.03)	1.69	(0.81)
Total from investment operations	$1.61	$(2.60)	$3.49	$0.25	$2.04	$(0.48)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.15)	$(0.42)	$(0.35)	$(0.29)	$(0.34)
From net realized gain	(0.42)	(1.63)	(1.03)	(0.51)	(0.28)	(0.24)
Total distributions declared to shareholders	$(0.47)	$(1.78)	$(1.45)	$(0.86)	$(0.57)	$(0.58)
Net asset value, end of period (x)	$16.51	$15.37	$19.75	$17.71	$18.32	$16.85
Total return (%) (r)(s)(t)(x)	10.62(n)	(14.50)	20.26	1.36	12.44	(2.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.84	0.82	0.83	0.82	0.81
Expenses after expense reductions (f)	0.76(a)	0.75	0.75	0.75	0.75	0.75
Net investment income (loss)	2.36(a)	1.94	1.58	1.60	2.03	1.83
Portfolio turnover	36(n)	70	94	89	65	52
Net assets at end of period (000 omitted)	$228,026	$212,487	$261,619	$229,244	$230,324	$363,364

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities

Notes to Financial Statements (unaudited) - continued
may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$454,334,453	$—	$—	$454,334,453
United Kingdom	20,098,125	42,231,965	—	62,330,090
Japan	4,851,906	49,043,033	—	53,894,939
France	7,420,662	46,016,275	—	53,436,937
Switzerland	19,752,310	32,311,430	—	52,063,740
Germany	28,285,197	—	—	28,285,197
Canada	22,239,159	—	—	22,239,159
Netherlands	—	16,397,657	—	16,397,657
South Korea	—	12,117,586	—	12,117,586
Other Countries	30,332,961	42,894,807	0	73,227,768
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	26,711,385	—	26,711,385
Non - U.S. Sovereign Debt	—	235,995,438	—	235,995,438
Municipal Bonds	—	9,775,206	—	9,775,206
U.S. Corporate Bonds	—	70,362,164	—	70,362,164
Residential Mortgage-Backed Securities	—	53,580,602	—	53,580,602
Commercial Mortgage-Backed Securities	—	15,172,966	—	15,172,966
Asset-Backed Securities (including CDOs)	—	29,283,356	—	29,283,356
Foreign Bonds	—	97,620,599	—	97,620,599
Mutual Funds	23,296,984	—	—	23,296,984
Total	$610,611,757	$779,514,469	$0	$1,390,126,226
Other Financial Instruments
Futures Contracts – Assets	$1,533,685	$—	$—	$1,533,685
Futures Contracts – Liabilities	(2,336,506)	—	—	(2,336,506)
Forward Foreign Currency Exchange Contracts – Assets	—	1,461,335	—	1,461,335
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,231,541)	—	(1,231,541)
Swap Agreements – Assets	—	159,225	—	159,225
For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at October 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$4,613	$—
Interest Rate	Futures Contracts	1,533,685	(2,336,506)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,461,335	(1,231,541)
Credit	Uncleared Swap Agreements	159,225	—
Total		$3,158,858	$(3,568,047)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,200,877	$—	$—	$—	$—
Foreign Exchange	—	—	2,203,423	—	—
Credit	—	319,667	—	129,575	41,818
Total	$2,200,877	$319,667	$2,203,423	$129,575	$41,818
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(4,014,196)	$—	$—	$—	$—
Foreign Exchange	—	—	(713,790)	—	—
Credit	—	30,362	—	(102,095)	(40,158)
Total	$(4,014,196)	$30,362	$(713,790)	$(102,095)	$(40,158)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call

Notes to Financial Statements (unaudited) - continued
and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to

Notes to Financial Statements (unaudited) - continued
cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower

Notes to Financial Statements (unaudited) - continued
default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,669,786. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,759,978 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward

Notes to Financial Statements (unaudited) - continued
Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, treating a portion of the proceeds from redemptions as a distribution for tax purposes, wash sale loss deferrals and derivative transactions.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$17,459,790
Long-term capital gains	140,835,260
Total distributions	$158,295,050
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$1,192,372,300
Gross appreciation	251,824,975
Gross depreciation	(54,071,049)
Net unrealized appreciation (depreciation)	$197,753,926
As of 10/31/22
Undistributed long-term capital gain	32,028,636
Other temporary differences	(292,460)
Net unrealized appreciation (depreciation)	91,401,287
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/23	Year ended 10/31/22
Class A	$17,710,810	$68,656,802
Class B	255,759	1,395,204
Class C	1,744,465	9,401,182
Class I	11,999,295	52,489,854
Class R1	61,173	202,464
Class R2	107,653	431,823
Class R3	472,425	1,760,140
Class R4	147,433	513,036
Class R6	6,487,549	23,444,545
Total	$38,986,562	$158,295,050

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this management fee reduction amounted to $90,628, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2023, this reduction amounted to $590,973, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,164 for the six months ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 809,116
Class B	0.75%	0.25%	1.00%	1.00%	48,069
Class C	0.75%	0.25%	1.00%	1.00%	328,635
Class R1	0.75%	0.25%	1.00%	1.00%	11,902
Class R2	0.25%	0.25%	0.50%	0.50%	9,768
Class R3	—	0.25%	0.25%	0.25%	21,811
Total Distribution and Service Fees					$1,229,301
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2023, this rebate amounted to $82, $2, and $3 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2023, were as follows:
Amount
Class A	$1,618
Class B	3,260
Class C	794
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2023, the fee was $70,127, which equated to 0.0101% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $542,937.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2023, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,120,856.
(4) Portfolio Securities
For the period ended April 30, 2023, purchases and sales of investments, other than purchased options and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$100,087,044	$107,888,582
Non-U.S. Government securities	389,349,486	463,628,205

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,424,550	$39,769,900	3,771,994	$64,677,221
Class B	318	5,244	5,507	102,053
Class C	170,849	2,808,101	255,357	4,527,459
Class I	3,991,679	64,478,116	5,139,242	86,292,529
Class R1	8,707	141,862	21,398	367,881
Class R2	18,428	297,597	63,108	1,068,831
Class R3	137,885	2,246,631	444,377	7,751,250
Class R4	43,776	715,791	83,054	1,432,904
Class R6	1,192,139	19,275,567	2,700,201	46,303,733
	7,988,331	$129,738,809	12,484,238	$212,523,861
Shares issued to shareholders in reinvestment of distributions
Class A	1,003,898	$16,173,858	3,412,193	$62,646,092
Class B	15,180	249,402	69,343	1,307,804
Class C	103,620	1,671,391	481,998	8,926,539
Class I	656,483	10,432,432	2,495,468	45,091,003
Class R1	3,821	61,173	11,016	202,464
Class R2	6,113	97,087	21,167	383,969
Class R3	29,433	472,425	96,252	1,760,140
Class R4	9,138	147,410	27,897	511,648
Class R6	339,229	5,387,717	1,113,319	20,094,105
	2,166,915	$34,692,895	7,728,653	$140,923,764
Shares reacquired
Class A	(4,474,752)	$(73,274,815)	(7,510,529)	$(128,190,321)
Class B	(138,725)	(2,324,537)	(310,164)	(5,425,742)
Class C	(928,146)	(15,206,207)	(2,173,693)	(37,247,487)
Class I	(7,340,281)	(118,410,823)	(10,519,208)	(175,966,814)
Class R1	(8,909)	(143,734)	(10,966)	(192,539)
Class R2	(47,352)	(764,925)	(77,871)	(1,314,763)
Class R3	(480,952)	(7,927,404)	(430,455)	(7,576,772)
Class R4	(52,627)	(861,679)	(91,965)	(1,563,826)
Class R6	(1,544,752)	(24,960,313)	(3,235,658)	(54,795,787)
	(15,016,496)	$(243,874,437)	(24,360,509)	$(412,274,051)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(1,046,304)	$(17,331,057)	(326,342)	$(867,008)
Class B	(123,227)	(2,069,891)	(235,314)	(4,015,885)
Class C	(653,677)	(10,726,715)	(1,436,338)	(23,793,489)
Class I	(2,692,119)	(43,500,275)	(2,884,498)	(44,583,282)
Class R1	3,619	59,301	21,448	377,806
Class R2	(22,811)	(370,241)	6,404	138,037
Class R3	(313,634)	(5,208,348)	110,174	1,934,618
Class R4	287	1,522	18,986	380,726
Class R6	(13,384)	(297,029)	577,862	11,602,051
	(4,861,250)	$(79,442,733)	(4,147,618)	$(58,826,426)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2023, the fund’s commitment fee and interest expense were $3,662 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$35,384,108	$260,807,892	$272,898,861	$1,389	$2,456	$23,296,984

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$546,115	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.